                                                       File Number 33-71058
                                                                   811-8116
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No.  3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 4

    ALLMERICA SELECT SEPARATE ACCOUNT OF STATE MUTUAL LIFE ASSURANCE COMPANY
                                   OF AMERICA
                              (Exact Name of Trust)

                 STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
                               440 Lincoln Street
                          Worcester Massachusetts 01653

                                 (508) 855-1000
               (Registrant's telephone number including area code)

                 Richard J. Baker, Vice President and Secretary
                 State Mutual Life Assurance Company of America
                               440 Lincoln Street
                               Worcester MA 01653
                (Name and complete address of agent for service)


             It is proposed that this filing will become effective:

             on              pursuant to paragraph (a) of Rule 485
          ___  ______________
          ___60 days after filing pursuant to paragraph (a) of Rule 485
          ___immediately after filing pursuant to paragraph (b) of Rule 485

           X on OCTOBER 16, 1995 pursuant to paragraph (b) of Rule 485
          ___  ______________________

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1994 was filed on February 21, 1995.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.              CAPTION IN PROSPECTUS
-----------------              ---------------------

1. . . . . . . . . . . . . .   Cover Page

2. . . . . . . . . . . . . .   "Special Terms"

3. . . . . . . . . . . . . .   "Summary"; "Annual and Transaction Expenses"

4. . . . . . . . . . . . . .   Omitted

5. . . . . . . . . . . . . .   "Description of State Mutual, the Separate
                               Account, the Trust, VIPF and T. Rowe"

6. . . . . . . . . . . . . .   "Charges and Deductions:

7. . . . . . . . . . . . . .   "Description of the Contract"

8. . . . . . . . . . . . . .   Omitted

9. . . . . . . . . . . . . .   "Payment on Death"

10 . . . . . . . . . . . . .   "Purchase Payments"; "Computation of Contract
                               Values and Annuity Payments"

11 . . . . . . . . . . . . .   "Surrender"; "Partial Redemption"

12 . . . . . . . . . . . . .   "Federal Tax Considerations"

13 . . . . . . . . . . . . .   "Legal Matters"

14 . . . . . . . . . . . . .   "Table of Contents of the Statement of
                               Additional Information"

FORM N-4 ITEM NO.              CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------              ----------------------------------------------

15 . . . . . . . . . . . . .   "Cover Page"

16 . . . . . . . . . . . . .   "Table of Contents"

17 . . . . . . . . . . . . .   "General Information and History"

18 . . . . . . . . . . . . .   "Services"

19 . . . . . . . . . . . . .   "Underwriters"

20 . . . . . . . . . . . . .   "Underwriters"

21 . . . . . . . . . . . . .   "Performance Information"

22 . . . . . . . . . . . . .   "Annuity Payments"

23 . . . . . . . . . . . . .   "Financial Statements"

                              PROSPECTUS SUPPLEMENT
                                ALLMERICA SELECT
                  (Supplement to prospectus dated May 1, 1995)

Effective October 16, 1995, State Mutual Life Assurance Company of America converted from a Massachusetts mutual life insurance company to a Massachusetts stock life company, and concurrently changed its name to FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY ("Company"). The Company is a wholly-owned subisidary of Allmerica Financial Corporation, 440 Lincoln Street, Worcester, Massachusetts, 01653. The attached prospectus is hereby amended to delete the name "State Mutual Life Assurance Company of America" and to substitute FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY.

                                      * * *
The following information is added at the end of the section entitled "PERFORMANCE INFORMATION" beginning on page 30 of the Prospectus.

                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR PERIODS ENDING DECEMBER 31, 1994
     (Since Inception Date* of the Subaccounts Investing in the Named Funds)

-------------------------------------------------------------------------------
                                        Assuming             Assuming NO
NAME OF FUND                       Complete Redemption    Redemption of the
                                    of the investment        Investment
-------------------------------------------------------------------------------
Money Market                              -4.38%              2.05%
Select Aggressive Growth                  -6.39%              0.04%
Select Growth                             -3.15%              3.28%
Select Growth and Income                  -3.41%              3.03%
Select Income                             -7.05%             -0.62%
Select Int'l. Equity                     -10.82%             -4.39%
Select Capital Appreciation                 N/A                N/A
VIPF High Income                            N/A                N/A
VIPF Equity-Income                          N/A                N/A
VIPF Growth                                 N/A                N/A
T. Rowe Int'l Stock                         N/A                N/A

-------------------------------------------------------------------------------

*The inception dates for the Sub-Accounts are as follows: Money Market 4/18/94;
Select Aggressive Growth, Select Growth - 4/22/94; Select Growth and Income,
Select Income -- 4/21/94; Select International. Equity -- 5/2/94. No performance information is given for the Select Capital Appreciation, VIPF High Income, VIPF
Equity-Income, VIPF Growth, and T. Rowe International Stock funds because the
Sub-Accounts investing in these funds did not begin operations until May 1, 1995.

                                      * * *
The following is added to the first page of the Prospectus:

The Allmerica Select variable annuity contracts ("Contracts") are obligations of First Allmerica Financial Life Insurance Company and are distributed by its subsidiary, Allmerica Investments, Inc. The Contracts are NOT deposits or obligations of, or guaranteed or endorsed by, any bank or credit union. The Contracts are NOT insured by the U.S. Government, the Federal Insurance Deposit Corporation (FDIC), or any other federal agency. Investments in the Contracts are subject to various risks, including the fluctuation of value and possible loss of principal.


                                        SUPPLEMENT DATED OCTOBER 16, 1995

                        GROUP VARIABLE ANNUITY CONTRACTS
                                  FUNDED THROUGH
                        ALLMERICA SELECT SEPARATE ACCOUNT

This Prospectus describes group variable annuity contracts including certificates issued thereunder ("Contracts") offered by State Mutual Life Assurance Company of America ("State Mutual"). The Contracts are funded through State Mutual's Allmerica Select Separate Account, which invests in shares of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("VIPF") and T. Rowe Price International Series, Inc. ("T. Rowe"). The following investment portfolios are available under the Contracts:

                        SELECT INTERNATIONAL EQUITY FUND
                  T. ROWE PRICE'S INTERNATIONAL STOCK PORTFOLIO
                          SELECT AGGRESSIVE GROWTH FUND
                        SELECT CAPITAL APPRECIATION FUND
                               SELECT GROWTH FUND
                           FIDELITY'S GROWTH PORTFOLIO
                          SELECT GROWTH AND INCOME FUND
                       FIDELITY'S EQUITY-INCOME PORTFOLIO
                        FIDELITY'S HIGH INCOME PORTFOLIO
                               SELECT INCOME FUND
                                MONEY MARKET FUND

The "SUMMARY" that follows provides basic information about the Contracts. More detailed information can be found under the captions in the Prospectus. This Prospectus generally describes only variable accumulation and variable annuity features of the Contracts, except where fixed values or fixed annuity payments are specifically mentioned.

Additional information is contained in a Statement of Additional Information dated May 1, 1995 ("SAI"), filed with the Securities and Exchange Commission and incorporated herein by reference. The Table of Contents of the SAI is on page 34 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, 508-855-3590.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND AND T. ROWE PRICE INTERNATIONAL SERIES, INC. FIDELITY'S HIGH INCOME PORTFOLIO INVESTS IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 1995

                                     SUMMARY

WHAT IS THE ALLMERICA SELECT VARIABLE ANNUITY?

The Allmerica Select variable annuity contract ("Contract") is designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    A customized investment portfolio

     -    Experienced professional investment advisers

     -    Tax deferral on earnings

     -    Guarantees that can protect your family during the accumulation phase

     -    Income that can be guaranteed for life

The Contract has two phases, an accumulation phase and an annuity phase. During the accumulation phase, your initial purchase payment and any additional purchase payments you choose to make are allocated to the combination of portfolios of securities ("Funds") you have selected under your Contract. Your Contract's accumulated value is based on the investment performance of the Funds. No income taxes are paid on any earnings under the Contract unless and until accumulated values are withdrawn.

During the annuity phase, the Annuitant can receive income based on several annuity plans. These plans include payment over a period of years or for the rest of the Annuitant's life.

THE ACCUMULATION PHASE

During the accumulation phase, you select the Funds most appropriate for your investment needs. Each Fund is professionally advised by an investment adviser with experience managing the types of investments in the Fund. All investment gains or losses will be reflected in the accumulated value under your Contract.

The accumulation phase provides certain protection and guarantees for the beneficiary if the Annuitant should die before the annuity phase begins. See discussion below under "What happens upon death during the accumulation phase?"

THE ANNUITY PHASE

You choose the annuity plan and the date for the annuity phase to begin. Annuity payments may be on a variable basis (dependent upon the performance of the Funds) or on a fixed basis (with payment amounts guaranteed). Among the income options available during the annuity phase are:

     -    Lump sum

     -    At regular intervals over a specified number of years; or

     - At regular intervals for the rest of the Annuitant's life, regardless of how long he or she lives.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you and us - State Mutual Life Assurance Company of America ("State Mutual"). Each Contract has a Contract Owner, an Annuitant and a beneficiary. As Contract Owner, you make purchase payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual to receive annuity payments under the Contract. The beneficiary is the person who receives any payment on death of the Contract Owner or Annuitant.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to State Mutual during the first 10 days from the date you received it, the Contract will be cancelled. You will incur no fees to cancel and will be entitled to the greater of (1) your entire purchase payment, or (2) the accumulated value of the Contract plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. See "RIGHT TO REVOKE CONTRACT."

WHAT ARE MY INVESTMENT CHOICES?

You have a choice of eleven Funds:

     -    Select International Equity Fund
          Managed by Bank of Ireland Asset Management Limited

     -    T. Rowe Price's International Stock Portfolio
          Managed by Rowe Price-Fleming International, Inc.

     -    Select Aggressive Growth Fund
          Managed by Nicholas-Applegate Capital Management

     -    Select Capital Appreciation Fund
          Managed by Janus Capital Corporation

     -    Select Growth Fund
          Managed by United Asset Management Corporation

     -    Fidelity's Growth Portfolio
          Managed by Fidelity Management & Research Company

     -    Select Growth and Income Fund
          Managed by John A. Levin & Co., Inc.

     -    Fidelity's Equity-Income Portfolio
          Managed by Fidelity Management & Research Company

     -    Fidelity's High Income Portfolio
          Managed by Fidelity Management & Research Company

     -    Select Income Fund
          Managed by Standish, Ayer & Wood, Inc.

     -    Money Market Fund
          Managed by Allmerica Asset Management, Inc.

This range of investment choices enables you to allocate your money among the Funds to meet your particular investment needs. Because of your free-look right under the Contract (see "RIGHT TO REVOKE CONTRACT"), for the first 14 days following the date of issue, all Fund investments will be allocated to the Money Market Fund. Thereafter, all amounts will be allocated according to your investment choices. For a more detailed description of the Funds, see "ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND AND T. ROWE PRICE INTERNATIONAL SERIES, INC." and "INVESTMENT OBJECTIVES AND POLICIES."

State Mutual also offers a guaranteed account ("Fixed Account"). The Fixed Account is part of the General Account of State Mutual and provides guarantees of principal and a fixed interest rate. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

WHO ARE THE INVESTMENT ADVISERS AND HOW ARE THEY SELECTED?

Allmerica Investment Management Company, Inc. ("Manager") is the investment manager of Allmerica Investment Trust and handles the day-to-day affairs of the Trust. The Manager has entered into agreements with experienced investment advisers ("Sub-Advisers"), who will manage the investments of the Funds. The Sub-Advisers for the Funds, except for the Money Market Fund, are independent and have been selected by the Manager in consultation with Rogers Casey & Associates, a leading pension consulting firm. Rogers Casey & Associates provides consulting services to pension plans representing over $175 billion in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. Each independent Sub-Adviser was selected by the Manager on the basis of strict objective and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. For the Money Market Fund, the Sub-Adviser is Allmerica Asset Management, Inc., an indirect wholly owned subsidiary of State Mutual. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

Fidelity Management & Research Company ("Fidelity Management") is the investment manager of VIPF. Fidelity Management, a registered investment adviser under the Investment Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946.

It provides a number of mutual funds and other clients with investment research and portfolio management services.

Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment manager of T. Rowe. Price-Fleming, founded in 1979 as a joint venture between
T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $9 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong.

CAN I MAKE TRANSFERS AMONG THE FUNDS?

Yes. You may transfer among the Funds, subject to certain limits. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE."

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your purchase payments are flexible, subject to the minimum and maximum purchase payments stated in "PURCHASE PAYMENTS."

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PHASE BEGINS?

You may surrender your Contract or make partial withdrawals any time before your annuity phase begins, subject to the restrictions discussed in "SURRENDER" and "PARTIAL REDEMPTION." Certain charges may apply, see "CHARGES AND DEDUCTIONS," and there may be a tax-penalty assessed under the Internal Revenue Code. See "FEDERAL TAX CONSEQUENCES."

WHAT HAPPENS UPON DEATH DURING MY ACCUMULATION PHASE?

If the Annuitant dies during the accumulation phase and the Contract is not continued (see "THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY"), the beneficiary will receive the greatest of:

     - Your total purchase payments under the Contract less any withdrawals you may have made;

     -    The then current value of your Contract; or

     - The amount that would have been payable on death of the Annuitant at the most recent fifth Contract anniversary, adjusted to reflect new purchase payments or withdrawals since that date.

If the Contract Owner dies before the Annuitant, the beneficiary will receive the accumulated value of the Contract. See "PAYMENT ON DEATH."

WHAT ARE MY ANNUITY OPTIONS UNDER THE CONTRACT?

You may choose variable annuity payments based on the investment performance of certain Funds, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments. Fixed-amount payments are guaranteed by State Mutual. See "DESCRIPTION OF THE CONTRACT" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

At each Contract anniversary and upon surrender, State Mutual will deduct a $30 Contract Fee from your Contract. State Mutual reserves the right to waive the Contract Fee for Contracts issued to a Trustee of a 401(k) plan or qualifying under Section 403(b) of the Internal Revenue Code.

Should you decide to surrender your Contract, make partial withdrawals, or receive payments under certain annuity options, you may be subject to a contingent deferred sales charge. This charge will be between 1% and 6.5% of purchase payments withdrawn, based on when the purchase payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

Currently, the first twelve transfers you make in a Contract year among Fund or Fixed Account allocations will be free. There will be a charge of $25 for additional transfers. State Mutual may limit the number of free transfers and the number of total transfers in a Contract year to six.

State Mutual will deduct a daily Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund.

The Funds will incur certain management fees and expenses which are more fully described in "OTHER CHARGES" and in the prospectus of the Funds, which accompanies this Prospectus.

For more information, see "CHARGES AND DEDUCTIONS."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

There are several changes you can make after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     - You may change the allocation of purchase payments, with no tax consequences under current law.

     - You may make transfers of Contract value among your current investments, subject to then current rules.

     - You may cancel your Contract within 10 days of delivery, as discussed above.

     -    You may select the form and timing of annuity payments.

                                TABLE OF CONTENTS


SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
ANNUAL AND TRANSACTION EXPENSES. . . . . . . . . . . . . . . . . . . .  9
RIGHT TO REVOKE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . 11
DESCRIPTION OF STATE MUTUAL, THE SEPARATE ACCOUNT, THE TRUST,
VIPF AND T. ROWE . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  STATE MUTUAL . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  ALLMERICA SELECT SEPARATE ACCOUNT. . . . . . . . . . . . . . . . . . 12
  THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  VIPF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  T. ROWE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
  INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . 13
  INVESTMENT ADVISORY SERVICES TO THE TRUST. . . . . . . . . . . . . . 14
  INVESTMENT ADVISORY SERVICES TO VIPF . . . . . . . . . . . . . . . . 15
  INVESTMENT ADVISORY SERVICES TO T. ROWE. . . . . . . . . . . . . . . 15
CHARGES AND DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . 15
  CONTINGENT DEFERRED SALES CHARGE . . . . . . . . . . . . . . . . . . 15
  CONTRACT FEE . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT. . . . . . . . . . . . . . . 17
  TRANSFER CHARGE. . . . . . . . . . . . . . . . . . . . . . . . . . . 18
  PREMIUM TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
  OTHER CHARGES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
  DESCRIPTION OF THE CONTRACT. . . . . . . . . . . . . . . . . . . . . 18
  PURCHASE PAYMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . 18
  TRANSFER PRIVILEGE . . . . . . . . . . . . . . . . . . . . . . . . . 19
  SURRENDER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20
  PARTIAL REDEMPTION . . . . . . . . . . . . . . . . . . . . . . . . . 20
  LIFE EXPECTANCY DISTRIBUTION . . . . . . . . . . . . . . . . . . . . 21
  PAYMENT ON DEATH . . . . . . . . . . . . . . . . . . . . . . . . . . 21
  THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY. . . . . . . . . . . 22
  ASSIGNMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE. . . . . . . . . . 22
  DESCRIPTION OF VARIABLE ANNUITY OPTIONS. . . . . . . . . . . . . . . 23
  COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS. . . . . . . . . 24
FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . 25
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
REPORTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . 30
CHANGES IN OPERATION OF THE SEPARATE ACCOUNT . . . . . . . . . . . . . 31
LEGAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS. . . . . . . . . . . 31
FURTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . 32

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . 33
APPENDIX A - MORE INFORMATION ABOUT THE FIXED ACCOUNT. . . . . . . . . 34
APPENDIX B - EXCHANGE OFFER. . . . . . . . . . . . . . . . . . . . . . 35

                                  SPECIAL TERMS

CONTRACT OWNER: the person who may exercise all rights under the Contract, subject to the consent of any irrevocable beneficiary. "You" in this Prospectus refers to the Contract Owner. After the Annuity Date, the Annuitant will be the Contract Owner.

ANNUITANT:  the individual (1) to receive annuity payments under your Contract,
(2) on whose life the continuation of annuity payments may depend, and (3) on whose death prior to the Annuity Date the beneficiary may receive payment.

FUNDS: the following investment portfolios of Allmerica Investment Trust: the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund; the following investment portfolios of Variable Insurance Products Fund: Growth Portfolio, Equity-Income Portfolio and High Income Portfolio; and the International Stock Portfolio of T. Rowe Price International Series, Inc. State Mutual may designate additional eligible mutual fund investments as Funds.

SEPARATE ACCOUNT: Allmerica Select Separate Account, a separate investment account of State Mutual.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a given Fund.

GENERAL ACCOUNT: all the assets of State Mutual other than those held in a separate investment account.

ACCUMULATED VALUE: the total value of your Contract, including your interest in the Separate Account and in the Fixed Account, before annuity payments begin.

SURRENDER VALUE: the Accumulated Value of the Contract minus the Contract Fee and any applicable contingent deferred sales charge.

ACCUMULATION UNIT: a measure of your interest in a Sub-Account before annuity payments begin.

ANNUITY UNIT: a measure of the value of variable annuity payments under the Contract.

ANNUITY DATE:  the date on which annuity payments are to start.

VARIABLE ANNUITY: an annuity providing for payments that vary in amount with the investment experience of certain Funds.

FIXED ANNUITY: an annuity providing for annuity payments that remain fixed in amount.

VALUATION DATE: any day on which the net asset value of the shares of any Funds and Accumulation Unit and Annuity Unit values of any Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no purchase payment, partial withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be materially affected.

VALUATION PERIOD:  the interval between two consecutive Valuation Dates.

                         ANNUAL AND TRANSACTION EXPENSES

The following tables show charges under your Contract, expenses of the Sub-Accounts, and expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "PREMIUM TAXES."


CONTRACT CHARGES                                YEARS FROM
                                              DATE OF PAYMENT         CHARGE
                                              ---------------         ------

-Contingent Deferred Sales Charge:
     This charge may be assessed upon                 0-1              6.5%
     surrender, redemption or, in some                 2               6.0%
     cases, annuitization under a period               3               5.0%
     certain option. The charge is a                   4               4.0%
     percentage of purchase  payments                  5               3.0%
     applied to the amount surrendered                 6               2.0%
     (in excess of any amount that is free             7               1.0%
     of charge) within the indicated time
     periods.

-Transfer Charge:
     This charge is currently imposed for            $25
     transfers in excess of twelve transfers in a Contract year. (State Mutual may limit the number of free transfers in a Contract year to six.)

-Contract Fee:
     The Fee is deducted annually and upon           $30
     surrender, prior to the annuity date.

SUB-ACCOUNT EXPENSES
(on annual basis as percentage of average daily net assets)

-Mortality and Expense Risk Charge:                  1.25%

-Administrative Expense Charge:                      0.15%
                                                    -------
     Total Asset Charge:                             1.40%

FUND EXPENSES
(on annual basis as percentage of average daily net assets)

                                        MANAGEMENT     OTHER FUND     TOTAL FUND
FUND                                       FEE          EXPENSES       EXPENSES
----                                    ----------     ----------     ----------
Select International Equity Fund.....      0.72%         0.78%          1.50%*
T. Rowe's International Stock
Portfolio............................      1.05%         0.00%          1.05%#
Select Aggressive Growth Fund........      1.00%         0.16%          1.16%*
Select Capital Appreciation Fund.....      1.00%         0.35%          1.35%*
Select Growth Fund...................      0.85%         0.18%          1.03%*
Fidelity's Growth Fund...............      0.62%         0.07%          0.69%+
Select Growth and Income Fund........      0.75%         0.16%          0.91%*
Fidelity's Equity-Income Portfolio...      0.52%         0.06%          0.58%+
Fidelity's High Income Portfolio.....      0.61%         0.10%          0.71%+
Select Income Fund...................      0.58%         0.25%          0.83%*
Money Market Fund....................      0.31%         0.14%          0.45%*

*Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, and 0.60% for the Money Market Fund. Without the effect of the expense limitation, in 1994 the total operation expenses of the Select International Equity Fund and Select Income Fund would have been 1.78% and 0.85%, respectively, of average net assets. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations for any Fund.

+A portion of the brokerage commissions the Portfolio paid was used to reduce the expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio and 0.70% for the Growth Portfolio.

                                        -9-

#Price-Fleming has voluntarily agreed to limit the total operating expenses (except interest, taxes, brokerage commissions, directors' fees and expenses and extraordinary expenses) of the International Stock Portfolio to 1.05% of its average daily net assets.

The following examples demonstrate the cumulative expenses which would be paid by the Contract Owner at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the Securities and Exchange Commission. Because the expenses of the Funds differ, separate examples are used to illustrate the expenses incurred by a Contract Owner on an investment in the various Sub-Accounts.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(a) If, at the end of the applicable period, you surrender your Contract or annuitize* under a variable period certain option of less than ten years or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
Select International Equity Fund.........    $89       $137      $183      $329
T. Rowe's International Stock Portfolio..    $84       $124      $161      $286
Select Aggressive Growth Fund............    $85       $127      $167      $297
Select Capital Appreciation Fund.........    $87       $133      $176      $315
Select Growth Fund.......................    $84       $123      $160      $284
Fidelity's Growth Fund...................    $81       $113      $144      $250
Select Growth and Income Fund............    $83       $120      $154      $272
Fidelity's Equity-Income Portfolio.......    $80       $110      $138      $239
Fidelity's High Income Portfolio.........    $81       $114      $145      $252
Select Income Fund.......................    $82       $117      $151      $265
Money Market Fund........................    $78       $106      $131      $226

(b) If, at the end of the applicable time period, you annuitize* under a life option or a variable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
Select International Equity Fund.........    $30       $92       $157      $329
T. Rowe's International Stock Portfolio..    $26       $79       $135      $286
Select Aggressive Growth Fund............    $27       $82       $140      $297
Select Capital Appreciation Fund.........    $29       $88       $149      $315
Select Growth Fund.......................    $26       $78       $134      $284
Fidelity's Growth Fund...................    $22       $68       $117      $250
Select Growth and Income Fund............    $24       $75       $128      $272
Fidelity's Equity-Income Portfolio.......    $21       $65       $111      $239
Fidelity's High Income Portfolio.........    $22       $69       $118      $252
Select Income Fund.......................    $24       $72       $124      $265
Money Market Fund........................    $20       $61       $105      $226

-----------------------------

     As required in rules promulgated under the 1940 Act, the Contract Fee is reflected in the examples by a method to show the "average" impact on an investment in the Separate Account. The total Contract Fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.075%, and the amount of the Contract Fee is assumed to be $.75 in the examples.

* The Contract Fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a variable period certain option of ten years or longer.

                         CONDENSED FINANCIAL INFORMATION
                       State Mutual Life Assurance Company
                        Allmerica Select Separate Account

                                                          1994
                                                          ----
     Select Aggressive Growth

     Net Asset Value:

       Beginning of Period                                  1.000

       End of Period                                        1.000

     Number of Units Outstanding at End                       958



     Select Growth

     Net Asset Value:

       Beginning of Period                                  1.000

       End of Period                                        1.032

     Number of Units Outstanding at End                       756



     Select Growth & Income

     Net Asset Value:

       Beginning of Period                                  1.000

       End of Period                                        1.030

     Number of Units Outstanding at End                     1,724



     Select Income

     Net Asset Value:

       Beginning of Period                                  1.000

       End of Period                                        0.993

     Number of Units Outstanding at End                     1,916



     Money Market

     Net Asset Value:

       Beginning of Period                                  1.000

       End of Period                                        1.020

     Number of Units Outstanding at End                     2,085




     Select International Equity

     Net Asset Value:

       Beginning of Period                                  1.000

       End of Period                                        0.956

     Number of Units Outstanding at End                       695


                            RIGHT TO REVOKE CONTRACT

The Contract may be revoked at any time between the date of the application and the date 10 days after receipt of the Contract. In order to revoke the Contract, the Contract Owner must mail or deliver the Contract (if it has already been received), to the principal office of State Mutual at 440 Lincoln Street, Worcester, Massachusetts 01653, or to a State Mutual agent. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective.

Within seven days, State Mutual will return the greater of (1) the entire purchase payment, or (2) the Accumulated Value plus any amounts deducted under the Contract or by the Trust, VIPF or T. Rowe for taxes, charges or fees.

The liability of the Separate Account under this provision is limited to the Contract Owner's Accumulated Value in the Separate Account on the date of cancellation. Any additional amounts refunded to the Contract Owner will be paid by State Mutual.

The refund of any purchase payment made by check may be delayed until the check has cleared the Contract Owner's bank.

              DESCRIPTION OF STATE MUTUAL, THE SEPARATE ACCOUNT,
                           THE TRUST, VIPF AND T. ROWE

STATE MUTUAL. State Mutual Life Assurance Company of America ("State Mutual"), organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. As of December 31, 1994, State Mutual and its subsidiaries had over $10 billion in combined assets and over $42 billion of life insurance in force.

State Mutual's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000 ("Principal Office"). State Mutual is subject to the laws of the Commonwealth of Massachusetts governing insurance companies, to regulation by the Commissioner of Insurance of Massachusetts and to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

ALLMERICA SELECT SEPARATE ACCOUNT. Allmerica Select Separate Account ("Separate Account") is a separate investment account of State Mutual with eleven Sub-Accounts. The assets used to fund the variable portions of the Contracts are set aside in Sub-Accounts kept separate from the general assets of State Mutual. Each Sub-Account is administered and accounted for as part of the general business of State Mutual. However, the income, capital gains, or capital losses of each Sub-Account are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of State Mutual. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of State Mutual.

The Separate Account was authorized pursuant to a vote of the Board of Directors of State Mutual on August 20, 1991. The Separate Account meets the definition of "separate account" under federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve the supervision of management or investment practices or policies of the Separate Account or State Mutual by the SEC.

State Mutual reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

THE TRUST. The Trust is an open-end, diversified management investment company registered with the SEC under the 1940 Act. This registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust under its former name, SMA Investment Trust, was established by State Mutual as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by State Mutual or other affiliated insurance companies. Shares of the Trust are not offered to the general public but solely to such separate accounts. Seven different investment portfolios of the Trust are available under the Contracts, each issuing a series of shares: the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund ("Funds"). The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Dividends or capital gains distributions received from a Fund are reinvested in additional shares of that Fund, which are retained as assets of the corresponding Sub-Account.

Allmerica Investment Management Company, Inc. ("Manager") serves as investment manager of the Trust. The Manager has entered into sub-advisory agreements with other investment managers ("Sub-Advisers"), who manage the investments of the Funds. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

VIPF. VIPF, managed by Fidelity Management & Research Company ("Fidelity Management"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the Commission under the 1940 Act. Three of its investment portfolios are available under the Contracts: Growth Portfolio, Equity-Income Portfolio and High Income Portfolio.

T. ROWE. T. Rowe, managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Contracts: the International Stock Portfolio.

INVESTMENT OBJECTIVES AND POLICIES. A summary of investment objectives of each of the Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THE PROSPECTUSES OF THE TRUST, VIPF AND T. ROWE WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Funds are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

SELECT INTERNATIONAL EQUITY FUND seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The Sub-Adviser for the Select International Equity Fund is Bank of Ireland Asset Management Limited.

T. ROWE PRICE'S INTERNATIONAL STOCK PORTFOLIO seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation. The Sub-Adviser for the Select Aggressive Growth Fund is Nicholas-Applegate Capital Management.

SELECT CAPITAL APPRECIATION FUND seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

SELECT GROWTH FUND seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is United Asset Management Corporation.

FIDELITY'S GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND seeks a combination of long-term growth of capital and current income. The FUND will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is John A. Levin & Co., Inc.

FIDELITY'S EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.
The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

FIDELITY'S HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIPF prospectus.

SELECT INCOME FUND seeks a high level of current income. The FUND will invest primarily in investment grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.

If there is a material change in the investment policy of a Fund, the Contract Owner will be notified of the change. No material changes in the investment policy of the Separate Account or any Sub-Accounts will be made without approval pursuant to the applicable state insurance laws. If the Contract Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by State Mutual within sixty (60) days of the later of (1) the effective date of such change in the investment policy or
(2) the receipt of the notice of the Contract Owner's right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST. The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Manager"), an indirectly wholly-owned subsidiary of State Mutual, to handle the day-to-day affairs of the Trust. The Manager, subject to review by the Trustees, is responsible for the general management of the Funds. The Manager is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.

Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with the Manager, expenses for proxies, prospectuses, reports to shareholders and other expenses.

Pursuant to the Management Agreement with the Trust, the Manager has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

Allmerica Asset Management, Inc., an indirect wholly owned subsidiary of State Mutual, is the Sub-Adviser for the Money Market Fund. For the Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund, the Sub-Advisers are independent and have been selected by the Manager in consultation with Rogers Casey & Associates, a leading pension consulting firm. The cost of such consultation is borne by the Manager. Rogers Casey & Associates provides consulting services to pension plans representing over $175 billion in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. Each independent Sub-Adviser was selected by the Manager on the basis of strict objective and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. On-going performance of the independent Sub-Advisers is monitored and evaluated by a committee which includes members who may be affiliated or unaffiliated with State Mutual.

For providing its services under the Management Agreement, the Manager will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows: 1.00% for the Select International Equity Fund, Select Capital Appreciation Fund and Select Aggressive Growth Fund, 0.85% for the Select Growth Fund, 0.75% for the Select Growth and Income Fund, and 0.60% for the Select Income Fund. For the Money Market Fund, the fee will be 0.35% on net asset value up to $50,000,000; 0.25% on the next $200,000,000; and
0.20% on the remainder. The fee computed for each Fund will be paid from the assets of such Fund.

The Manager is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from the Manager a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

               Sub-Adviser                        Fund                     Net Asset Value           Rate
               -----------                        ----                     ---------------           ----
Bank of Ireland Asset Management        Select International Equity        First $50 million        0.45%
Limited                                                                     Next $50 million        0.40%
                                                                           Over $100 million        0.30%

Janus Capital Corporation               Select Capital Appreciation        First $100 million       0.60%
                                                                           Over $100 million        0.55%

Nicholas-Applegate Capital Management    Select Aggressive Growth                  *                0.60%



United Asset Management Corporation         Select Growth                  First $50 million        0.50%
                                                                             $50-150 million        0.45%
                                                                           $150-250 million         0.35%

                                                                           $250-350 million         0.30%
                                                                           Over $350 million        0.25%

John A. Levin & Co., Inc.                Select Growth and Income          First $100 million       0.40%
                                                                           Next $200 million        0.25%
                                                                           Over $300 million        0.30%

Standish, Ayer & Wood, Inc.                   Select Income                        *                0.20%

Allmerica Asset Management, Inc.              Money Market                         *                0.10%
--------------

* For the Select Aggressive Growth Fund, Select Income Fund and Money Market Fund, each rate does not vary according to the level of assets in the Fund.


INVESTMENT ADVISORY SERVICES TO VIPF. For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The Prospectus of VIPF contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

The High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Growth and Equity-Income Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.30% for the Growth Portfolio and 0.20% for the Equity-Income Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the High Income Portfolio may have a fee as high as 0.82%. The Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.

INVESTMENT ADVISORY SERVICES TO T. ROWE. To cover investment management and operating expenses, the International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

                             CHARGES AND DEDUCTIONS

Deductions under the Contracts and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Funds are described in the Prospectuses and Statements of Additional Information of the Trust, VIPF and T. Rowe.

CONTINGENT DEFERRED SALES CHARGE. No charge for sales expenses is deducted from purchase payments at the time the purchase payments are made. For surrenders, partial redemptions, variable annuity payments under Option V for periods of less than ten years or any fixed period certain option, a contingent deferred sales charge may be deducted from the Accumulated Value of the Contract. However, the charge does not apply to (1) purchase payments redeemed more than seven years from the date of receipt, (2) annuitization under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options) or under Option V for periods of ten years or more, or (3) amounts discussed under "Withdrawal Without Charge," below.

For purposes of determining the contingent deferred sales charge, the Contract value is divided into three categories: (1) New Purchase Payments - purchase payments received by State Mutual during the seven years preceding the date of the surrender; (2) Old Purchase Payments - purchase payments not defined as New Purchase Payments; and (3) Earnings - the amount of Contract value in excess of all purchase payments that have not been previously surrendered. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from Old Purchase Payments, then from New Purchase Payments, and then from Earnings. Old Purchase Payments may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Purchase Payments, a contingent deferred sales charge may apply.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect an exchange of one Contract for another Contract as provided in APPENDIX B, "EXCHANGE OFFER."

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Contract is surrendered, or if New Purchase Payments are redeemed, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. (For a discussion of charges applicable on the Annuity Date, see "Charge at the Time Annuity Payments Begin," below.) The charge does not apply to Old Purchase Payments, nor to certain amounts discussed under "Withdrawal Without Charge," below. The amount of the charge will depend upon the number of years that the New Purchase Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Purchase Payments. Then, for the purpose of calculating surrender charges for New Purchase Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Purchase Payment and then from the next earliest New Purchase Payment and so on, until all New Purchase Payments have been exhausted pursuant to the FIFO (first in, first out) method of accounting. Subsequent withdrawals will be deducted from Earnings. (But see "TAXATION OF THE CONTRACTS IN GENERAL" for a discussion of how withdrawals are treated for income tax purposes. For tax purposes, certain partial redemptions will be deemed to come first from earnings.)

The contingent deferred sales charge is applied as follows:


          Years from date of                         Charge as Percentage
     Purchase Payment to date of                        of New Purchase
              Withdrawal                              Payments Withdrawn
    -----------------------------                    ---------------------

               0-1                                          6.5%
                2                                           6.0%
                3                                           5.0%
                4                                           4.0%
                5                                           3.0%
                6                                           2.0%
                7                                           1.0%
          More than 7


The amount redeemed equals the amount requested by the Contract Owner plus the charge, if any, which is applied against the amount requested. For example, if the applicable charge is 6.5% and the Contract Owner has requested $200, the Contract Owner will receive $200 and the charge will be $13 (assuming no Withdrawal Without Charge, discussed below) for a total withdrawal of $213. The charge is applied as a percentage of the New Purchase Payments redeemed, but in no event will the total contingent deferred sales charge exceed a maximum limit of 6.5% of total gross New Purchase Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization.

WITHDRAWAL WITHOUT CHARGE. In each calendar year, State Mutual will waive the contingent deferred sales charge, if any, on an amount equal to a percentage of the Accumulated Value ("Withdrawal Without Charge"). The Withdrawal Without Charge is equal to 10% of the Accumulated Value as of December 31 of the previous calendar year ("Year-End Accumulated Value") or, if the Contract is in its first calendar year, 10% of the total New Purchase Payments.

Old Purchase Payments will be included in calculating the Withdrawal Without Charge. If more than one partial withdrawal is made during the year, on each subsequent withdrawal State Mutual will waive the contingent deferred sales charge, if any, until the entire Withdrawal Without Charge has been redeemed.

In the event that a redemption of New Purchase Payments is made in excess of the amount which may be redeemed free of charge, only the excess will be subject to a contingent deferred sales charge.

If the Contract Owner and Annuitant are the same individual, State Mutual will waive the contingent deferred sales charge, if any, on an amount equal to greater of (2) the amount available under the Withdrawal Without Charge, or (2) the amount calculated under State Mutual's life expectancy distribution (see "LIFE EXPECTANCY DISTRIBUTION"), whether or not the withdrawal was part of such distribution.

For example, an 81-year-old Contract Owner who is also the Annuitant would receive 10.2%, rather than 10%, of the Year-End Accumulated Value under the life expectancy distribution, which amount would not be subject to any contingent deferred sales charge.

SURRENDERS. In the case of a complete surrender, the amount received by the Contract Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Purchase Payments, the Contract Fee, any tax withholding and any premium tax deducted as described under "PREMIUM TAXES." Subject to the same rules that are applicable to partial redemptions, State Mutual will not assess a contingent deferred sales charge on an amount equal to the greater of the Withdrawal Without Charge or life expectancy distribution, if applicable.

Where a Contract Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by State Mutual and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Contract in the case of partial redemption, and important tax considerations, see "SURRENDER," "PARTIAL REDEMPTION," and FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY PAYMENTS BEGIN. No contingent deferred sales charge is imposed at the time of annuitization under any option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options) or under a variable period certain option (Option V) involving a period of ten years or longer. If the annuity option chosen is Option V for a period of less than ten years or any fixed period option, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the Contract been surrendered on the Annuity Date.

CHARGE FOR COMMUTATION UNDER VARIABLE ANNUITY OPTION V. If the Annuitant elects to receive the commuted value of a period certain variable annuity (Option V), see "DESCRIPTION OF VARIABLE ANNUITY OPTIONS," the basis for calculating the commuted value will assume that the Surrender Value, rather than the Accumulated Value, had applied at the Annuity Date. The method of computation of the commuted value is shown under "Annuity Payments" in the Statement of Additional Information.

CONTRACT FEE. A Contract Fee will be deducted annually on the Contract anniversary date and upon full surrender of the Contract. The Contract Fee is $30. State Mutual reserves the right to waive the Contract Fee for Contracts issued to a trustee of a 401(k) plan or qualifying under Section 403(b) of the Internal Revenue Code.

Where Contract value has been allocated to more than one Sub-Account or to the Fixed Account and one or more Sub-Accounts, a percentage of the total Contract Fee will be deducted from the Contract value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Contract value in that account represents of the total Accumulated Value under the Contract. The deduction of the Contract Fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS. The following annual charges are deducted against the assets of the Separate Account:

MORTALITY AND EXPENSE RISK CHARGE. State Mutual assesses each Sub-Account a daily charge, based on the average daily net assets of the Sub-Account, of 1.25% on an annual basis. This charge covers the mortality and expense risk which State Mutual assumes for the variable interests in the Contracts. The mortality risk arises from the Contract's guarantees respecting payment on death and State Mutual's guarantee that it will make annuity payments according to annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant lives and no matter how long all annuitants as a class
live.   The
expense risk arises from State Mutual's guarantee that charges will not be increased beyond the limits specified in the contract, regardless of actual costs of operations.

The charge is imposed during both the accumulation phase and the annuity phase (if a variable annuity option has been selected). The mortality charge is deducted for variable annuity options that do not involve a life contingency, even though State Mutual does not bear direct mortality risk for such annuity options.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, State Mutual will absorb the losses. If expenses are less than the amounts provided to State Mutual by the charge, the difference will be a profit to State Mutual. To the extent this charge results in a profit to State Mutual, such profit will be available for use by State Mutual for, among other things, the payment of distribution, sales and other expenses.

ADMINISTRATIVE EXPENSE CHARGE. State Mutual assesses each Sub-Account a daily charge, based on the average daily net assets of the Sub-Account, of 0.15% on an annual basis. The charge is imposed during both the accumulation period and the annuity period (if a variable annuity option is selected). The Administrative Expense Charge reimburses State Mutual for expenses incurred in the administration of the Sub-Accounts. Both the Contract Fee and the Administrative Expense Charge are designed to recover actual administrative costs.

The administrative functions and expense assumed by State Mutual in connection with the Separate Account and the Contracts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. Currently, the first twelve transfers in a Contract year will be free of charge. For the thirteenth and each subsequent transfer in a Contract year, State Mutual will impose a charge of $25 to reimburse State Mutual for the costs of processing the transfer. State Mutual reserves the right to limit the number of free transfers and the number of total transfers in a Contract year to six.

PREMIUM TAXES. Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%. State Mutual pays state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of State Mutual is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by State Mutual when purchase payments were received, to the extent permitted in your Contract the premium tax charge is deducted on a pro rata basis when partial withdrawals are made, upon surrender of the Contract, or when annuity payments begin (State Mutual reserves the right instead to deduct the premium tax charge for these Contracts at the time the purchase payments are received); or

(2) the premium tax charge is deducted when annuity payments begin.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other operating expenses incurred by the Funds. The Prospectuses and Statements of Additional Information of the Trust, VIPF and T. Rowe contain additional information concerning expenses of the Funds.


                           DESCRIPTION OF THE CONTRACT

The Contracts are designed for sale to individuals and for use with several types of retirement plans. The right to benefits in Contracts issued under retirement plans may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the Contracts.

PURCHASE PAYMENTS. Your initial purchase payment will be credited to the Contract as of the date that the properly completed application which accompanies the purchase payment is received by State Mutual at its Principal Office. If an application is incomplete, the initial purchase payment will be returned within five business days, unless the Contract Owner consents to State Mutual's retention of the purchase payment until the application is made complete. After a Contract is issued, Accumulation Units will be credited to the Contract at the unit value computed as of the Valuation Date that a purchase payment is received at the Principal Office.

Purchase payments are not limited as to frequency and number. The initial purchase payment must be at least $10,000 or such smaller amount as meets State Mutual's then current minimum requirements. Subsequent purchase payments must be at least $50.

Under a monthly automatic payment plan or a payroll deduction plan, the initial purchase payment must be at least $500 and subsequent purchase payments must be at least $50.

Under employer-sponsored retirement plans, State Mutual may issue a Contract on an employee-participant with a minimum annual contribution of $300, if the plan's average annual contribution per eligible plan participant is at least $1,000.

State Mutual reserves the right to set maximum limits on the aggregate purchase payments made under the Contract. Total purchase payments may not exceed the maximum limit specified in the Contract. In addition, the Internal Revenue Code ("Code") imposes maximum limits on contributions under qualified annuity plans.

Purchase payments will be allocated among the Sub-Accounts and the Fixed Account, according to the Contract Owner's instructions, except that, for the first 14 days following the date of issue of the Contract, all Separate Account allocations will be held in the Money Market Sub-Account because of your free-look right (see "RIGHT TO REVOKE CONTRACT").

The amount of any purchase payment allocated to the Fixed Account must be at least $500. Amounts less than $500 will be applied instead to the Money Market Sub-Account. Purchase payments less than $50 that are allocable to any Sub-Account may be applied instead to another Sub-Account according to State Mutual's rules and procedures.

The Contract Owner may change allocation instructions for purchase payments or transfers, as discussed below, by telephone or written notice to State Mutual at its Principal Office. The privilege to initiate transactions by telephone is made available to Contract Owners automatically unless they elect not to have the privilege by checking a box on the application. The policy of SMA Life and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. SMA Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, SMA Life may be liable for any losses due to unauthorized or fraudulent instructions. The procedures SMA Life follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

TRANSFER PRIVILEGE. Subject to State Mutual's then current rules, a Contract Owner may have amounts transferred among the Sub-Accounts or between a Sub-Account and the Fixed Account. Currently, the first twelve transfers in a Contract year are free of any charge. For the thirteenth and each subsequent transfer in a Contract year, State Mutual will impose a charge of $25 to reimburse it for the expense of processing transfers. State Mutual reserves the right to limit to six the number of permitted transfers or free transfers in any Contract year and to establish other reasonable transfer limitation rules. In determining the number of permitted or free transfers, State Mutual will count the transfer of amounts from any number of Sub-Accounts or the Fixed Account to any number of other Sub-Accounts or the Fixed Account in the same day as only one transfer. Any transfer from the Money Market Sub-Account to any other Sub-Account will not be deemed a transfer.

The transfer privilege is subject to the following current limitations:

(1) Transfers from a Sub-Account

     (a) must involve a minimum of $500 (except for systematic transfers, discussed below), or the entire amount in the Sub-Account, if less,

     (b) must not reduce the value of the Sub-Account from which the transfer is to be made to less than $500 (in any request where the remaining value would be less than $500, State Mutual reserves the right to include such remaining value in the amount transferred), and

     (c) after the Annuity Date, may be made only among the Select Growth and Income Sub-Account, Select Income Sub-Account, and Money Market Sub-Account.

(2)  Transfers from the Fixed Account

     (a) may not be made prior to the maturity date applicable to such amount (the "maturity date" is the end of a guaranteed period as described in APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT"),

     (b)  may not be made after the Annuity Date,

     (c) must leave a balance with respect to the amount subject to maturity of at least $500, unless the entire amount is transferred.

A transfer to the Fixed Account must involve an amount of at least $500. Any amount less than $500 will be transferred instead to the Money Market Sub-Account.

Transfers from a Sub-Account are effected at the value next computed after receipt of the transfer order. Transfers from the Fixed Account to a Sub-Account are effected at the value next computed after the maturity date. For any period between the maturity date and the next Valuation Date for the Sub-Account, the amount to be transferred will remain in the Fixed Account at the then current rate.

Subject to State Mutual's then-current rules, the Contract Owner may apply for systematic transfers (1) from the Money Market Sub-Account to one or more of the other Sub-Accounts on a monthly, quarterly or semiannual schedule, or (2) to reallocate Contract value among the Sub-Accounts on a quarterly, semiannual or annual schedule. Each systematic transfer must be at least $100.

SURRENDER. At any time prior to the Annuity Date, a Contract Owner may surrender the Contract and receive its Surrender Value, less any applicable tax withholding or premium tax deduction described under "PREMIUM TAXES." The Contract Owner must return the Contract and a signed, written request for surrender, satisfactory to State Mutual, to the Principal Office. The Surrender Value will be based on the Accumulated Value of the Contract as of the Valuation Date on which the request and the Contract are received at the Principal Office.

A contingent deferred sales charge may be deducted when a Contract is surrendered if purchase payments have been credited to the Contract during the last seven full Contract years. See "CHARGES AND DEDUCTIONS." The Contract Fee will be deducted upon surrender of the Contract.

Any amount surrendered is normally payable within seven days following State Mutual's receipt of the surrender request. State Mutual reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by or in accordance with rules of the SEC, exists such that disposal of portfolio securities or valuation of the assets of the Separate Account is not reasonably practicable.

The right is reserved by State Mutual to defer surrenders and partial redemptions of amounts allocated to the Fixed Account for a period not to exceed six months.

The surrender rights of Contract Owners who are participants under Section 403(b) plans or the Texas Optional Retirement Program ("Texas ORP") are restricted. See "PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS" and "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

PARTIAL REDEMPTION. At any time prior to the Annuity Date, a Contract Owner may redeem a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Contract Owner must file a signed, written request for redemption, satisfactory to State Mutual, at the Principal Office. The written request must indicate the dollar amount the Contract Owner wishes to receive and the Sub-Account from which such amount is to be redeemed. Where allocations have been made to more than one Sub-Account, a percentage of the partial redemption may be allocated to each such account. Amounts must first be withdrawn from all allocations to Sub-Accounts before amounts allocated to the Fixed Account may be withdrawn.

In a partial redemption, the amount redeemed equals the amount requested by the Contract Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.

Each partial redemption must be in a minimum amount of $200. No partial redemption will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to participants under Section 403(b) plans or the Texas ORP, see "PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS" and "TEXAS OPTIONAL RETIREMENT PROGRAM."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

LIFE EXPECTANCY DISTRIBUTION. Prior to the Annuity Date, a Contract Owner who is also the Annuitant may make a revocable election to take a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") by returning a signed LED request form to the Principal Office. (For information on how State Mutual waives the contingent deferred sales charge on the Withdrawal Without Charge and LED, see "Withdrawal Without Charge" under "CONTINGENT DEFERRED SALES CHARGE") The LED permits the Contract Owner to make systematic withdrawals from the Contract over his or her lifetime up to age 85. The amount withdrawn from the Contract changes each year because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 80 has a life expectancy of another 6.5 years.

If a Contract Owner elects the LED, a fraction of the Year-End Accumulated Value is withdrawn from the Contract in each Contract year based on the Contract Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Contract Owner, as determined annually by State Mutual. The resulting fraction, expressed as a percentage, is applied to the Year-End Accumulated Value to determine the amount to be distributed during the year. The Contract Owner may elect monthly, bimonthly, quarterly, semiannual or annual distributions, and may terminate the LED at any time. The Contract Owner may also elect to receive distributions under an LED which is determined on the joint life expectancy of the Contract Owner and a beneficiary. State Mutual may also offer other systematic withdrawal options.

If a Contract Owner makes withdrawals under the LED prior to age 59 1/2, the withdrawals may be treated by the IRS as premature distributions from the Contract. The payments would then be taxed on an "income first" basis, and be subject to a 10% federal tax penalty. See "TAXATION OF THE CONTRACTS IN GENERAL."

The LED will cease on the Annuity Date.

PAYMENT ON DEATH. If the Annuitant dies (or the Contract Owner predeceases the Annuitant) prior to the Annuity Date while the Contract is in force, State Mutual will pay the beneficiary, except where the Contract continues as provided in "THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY," as follows:

Upon death of the Annuitant (including a Contract Owner who is also the Annuitant), State Mutual will pay the beneficiary the greatest of (a) the Accumulated Value under the Contract next determined following receipt of due proof of death at the Principal Office, (b) the total amount of gross purchase payments made under the Contract minus the amounts of all prior partial withdrawals, or (c) the amount that would have been paid on death of the Annuitant at the most recent fifth year contract anniversary, adjusted for subsequent purchase payments and withdrawals after that date. Upon death of a Contract Owner who is not the Annuitant, State Mutual will pay the beneficiary the Accumulated Value of the Contract next determined following receipt of due proof of death at the Principal Office.

Payment will be made to the beneficiary in one sum, except that the beneficiary may, by written request, elect one of the following options:

     1. The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

     2. The payment may be made in installments. The first installment must begin within one year from the date of death. Installments are payable over a period certain not extended beyond the life expectancy of the beneficiary.

     3. All or a portion of the payment may be used to provide a life annuity for the beneficiary. Annuity payments must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity payments will be provided in accordance with the annuity options of the Contract.

If there is more than one beneficiary, the payment on death will be paid to such beneficiaries in one sum unless State Mutual consents to pay an annuity option chosen by the beneficiaries.

With respect to any payment on death, the Accumulated Value under the Contract shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the payment in one sum, the payment will be paid within seven business days. If the beneficiary has not elected an annuity option within one year from the date notice of death is received by State Mutual, the payment will be made in one sum. The payment will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed annuity payments, any unpaid amounts or installments will be paid to the beneficiary. State Mutual must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY. The Contract Owner's spouse, if named as the beneficiary, may by written request continue the Contract in
lieu of receiving the amount payable upon death of the Contract Owner.   Upon
such election, the spouse will become the new Contract Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Contract Owner will not be entitled to continue the Contract upon such new Contract Owner's death.

ASSIGNMENT. The Contracts, other than those sold in connection with certain qualified plans (see "FEDERAL TAX CONSIDERATIONS"), may be assigned by the Contract Owner at any time prior to the Annuity Date and while the Annuitant is alive. State Mutual will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. State Mutual will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, State Mutual reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. State Mutual will pay the balance, if any, in one sum to the Contract Owner in full settlement of all liability under the Contract. The interest of the Contract Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE. Subject to certain restrictions described below, the Contract Owner has the right to (1) select the annuity option under which annuity payments are to be made, and (2) determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis, and (3) reallocate variable annuity option investments among the available Funds, subject to certain restrictions. Annuity payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the applicable Sub-Accounts, if variable annuity payments are selected.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each payment will vary.

If a fixed annuity is selected, Accumulated Value will be transferred to the General Account of State Mutual, and annuity payments will be fixed in amount. For information about the General Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The annuity option selected must produce an initial payment at least equivalent to $20 a month. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least equivalent to $20 a month.
If the annuity option selected does not produce initial payments which meet this minimum, State Mutual will pay the Surrender Value or guaranteed payment on death, as the case may be, in one sum. Once State Mutual begins making annuity payments, the Contract Owner cannot make partial redemptions or surrender the annuity benefit. Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Contract Owner. The Annuity Date must be within the Annuitant's life expectancy and on the first day of a month before the Annuitant's 85th birthday. The Contract Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the new Annuity Date.

State Mutual will determine life expectancy at the time the Annuity Date is requested. The Internal Revenue Code imposes limitations on the age at which distributions may commence. See "FEDERAL TAX CONSIDERATIONS."

If the Contract Owner does not elect otherwise, annuity payments will be made in accordance with Option I, a variable life annuity with ten years guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY OPTIONS. State Mutual offers the variable annuity options described below and provides fixed-amount annuity options which are comparable to the variable annuity options. Other annuity options may be offered by State Mutual.

Variable annuity options provide payments that vary according to investment experience. The variable annuity options offered under the Contracts may be funded through the Select Growth and Income Sub-Account, Select Income Sub-Account, and Money Market Sub-Account.

Regardless of how purchase payments were allocated during the accumulation period, the Contract Owner may choose any one of the variable annuity options offered, a comparable fixed-amount option, or a variable annuity option in combination with a comparable fixed-amount annuity option. Each annuity option may be paid on a monthly, quarterly, semiannual or annual basis.

Under a variable life annuity option, payments are based on how long the payee is expected to live and how the net investment results of the chosen Fund(s) compare to an assumed rate of return (See "Determination of First and Subsequent Annuity Payments"). If the payee outlives his or her life expectancy, payments will continue for the life of the payee. If the payee dies, regardless of when the death occurs in relation to the payee's life expectancy, payments will cease with the last payment due prior to the payee's death. Therefore, under a life annuity, it is possible for the payee to receive only one annuity payment if the payee dies prior to the due date of the second annuity payment, two annuity payments if the payee dies before the due date of the third annuity payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

OPTION I - VARIABLE LIFE ANNUITY WITH TEN YEARS GUARANTEED

Variable payments will be made during the lifetime of the payee. If the payee dies before a guaranteed payment period of ten years, the annuity payments are guaranteed to continue to the beneficiary until the end of the ten-year guarantee period.

OPTION II - VARIABLE LIFE ANNUITY

Variable payments will be made for the life of the payee. Payments will cease with the last payment due prior to the payee's death.

OPTION III - UNIT REFUND VARIABLE LIFE ANNUITY

Variable payments will be made during the lifetime of the payee. Upon death of the payee, payments will continue to the beneficiary until the total number of payments equals the dollar amount of the annuity value applied, divided by the first annuity payment.

OPTION IV-A - JOINT AND SURVIVOR VARIABLE LIFE ANNUITY

A variable annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the Annuitant or the beneficiary. There is no minimum number of payments under this option.

OPTION IV-B - JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY

A variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each payment to the survivor is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the Annuitant or the beneficiary. There is no minimum number of payments under this option.

OPTION V - PERIOD CERTAIN VARIABLE ANNUITY

A variable annuity payable for a stipulated number of from one to thirty years.

It should be noted that Option V does not involve a life contingency. Although not contractually required to do so, State Mutual currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. State Mutual may discontinue or change this practice at any time, but not with respect to Contract Owners who have elected Option V prior to the date of any change in this practice.

If the Annuitant dies before the completion of the period stipulated under Option V, payments will continue to be paid to the beneficiary. The Annuitant or the beneficiary may choose at any time to redeem the Contract and receive its commuted value. The method of computation of the commuted value is shown under "Annuity Payments" in the Statement of Additional Information. If the Annuitant makes this election, the commuted value will be based on the remaining payments that would have been payable had the Surrender Value, rather than the Accumulated Value, been applied at the Annuity Date. See "Charge for Commutation under Variable Annuity Option V" under "CONTINGENT DEFERRED SALES CHARGE."

In the computation of the payments under this option (see "Determination of First and Subsequent Annuity Payments"), the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS. Contract values and annuity payments are computed as follows:

THE ACCUMULATION UNIT. Each purchase payment is allocated to the Sub-Accounts or Fixed Account, as selected by the Contract Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the purchase payment is received at the Principal Office. A subsequent transfer, partial redemption, surrender or split of Accumulation Unit value will change the number of Accumulation Units. The number of Accumulation Units will not change as a result of investment experience. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Funds. On the first Valuation Date, the value of an Accumulation Unit was set at $1.00 for each Sub-Account. Allocations to the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by State Mutual.
See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the dollar value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.40% per annum. This charge cannot be increased.

The net investment factor is l.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example, see "Annuity Payments" in the Statement of Additional Information.

THE ANNUITY UNIT. On and after the Annuity Date the Annuity Unit is a measure of the value of the Annuitant's annuity payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period, and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY PAYMENTS. The amount of the first annuity payment is based on the annuity value applied and the annuity option selected. The annuity value applied under an annuity option is the amount described below, minus any applicable premium tax charge: (1) if Option V is chosen with a period of 10 or more years - the Accumulated Value;
(2) if Option V is chosen with a period of less than 10 years - the Surrender Value; (3) if any annuity option offered by State Mutual involving a life contingency is chosen - the Accumulated Value; and (4) if a death benefit annuity is payable at any time - the amount of the death benefit.

Annuity values will be based on a Valuation Date applied uniformly not more than four weeks preceding the Annuity Date. Currently, the Valuation Date for annuity values is the 15th date of the month preceding the Annuity Date, and variable annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first payment under each form of annuity for each $1,000 of applied annuity value. Guaranteed variable life annuity rates in the Contract are based on a modification of the 1983 Table "a" rates and are generally sex-distinct. However, rates for Contracts subject to the United States Supreme Court decision in Arizona Governing Committee v. Norris are unisex. The Norris decision generally applies to employer-sponsored plans.

The amount of the first payment depends upon the form of annuity selected, the sex (only if sex-distinct rates apply) and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by State Mutual are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Sub-Account(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable Annuity Payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first annuity payment under a particular option is determined by multiplying (1) the Accumulated Value applied under that option (after deduction for any applicable contingent deferred sales charge and premium tax charge, if any) divided by $1,000, by (2) the applicable amount of the first payment per $1,000 of value. The dollar amount of the first variable annuity payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. In each subsequent annuity payment, the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.


After the first payment, the dollar amount of each variable annuity payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s). The dollar amount of each fixed amount annuity payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

State Mutual may from time to time offer its Contract Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Contract Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "Annuity Payments" in the Statement of Additional Information.


                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Contract, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Annuitant or beneficiary depends upon a variety of factors. The following discussion is based upon State Mutual's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service.

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity contracts is not exhaustive, does not purport to cover all situations and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

State Mutual intends to make a charge for any effect which the income, assets, or existence of the Contracts, the Separate Account or Sub-Accounts may have upon State Mutual's tax. The Separate Account presently is not subject to tax, but State Mutual reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of State Mutual. State Mutual is taxed as a mutual life insurance company under subchapter L of the Code. State Mutual files a consolidated tax return with its affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance policies under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the contract owner, would be treated as ordinary income received or accrued by the contract owner. It is anticipated that the Funds of the Trust, VIPF and T. Rowe will comply with the diversification requirements.

QUALIFIED AND NON-QUALIFIED CONTRACTS. From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to specific types of qualified contracts, see the discussions under the applicable headings, below.

TAXATION OF THE CONTRACTS IN GENERAL. State Mutual believes that the Contracts described in this Prospectus will, with certain exceptions discussed in "SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES," be considered annuities under Section 72 of Code. This section provides for the taxation of annuities. The following discussion concerns annuities subject to Section 72. All non-qualified deferred annuity contracts issued by the same insurance company to the same contract owner during the same calendar year will be treated as a single contract in determining taxable distributions under Section 72(e).

Any increase in the Accumulated Value of the Contract is not taxable to the Contract Owner until it is withdrawn, except in cases of assignment or certain non-individual Contract Owners, as discussed below. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the Contract would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Contract prior to the Annuity Date (including payments made upon the death of the Annuitant or Contract Owner), or as non-periodic payments after the Annuity Date, are generally first attributable to any investment gains credited to the Contract over the taxpayer's basis (if any) in the Contract. Such amounts will be treated as income subject to federal income taxation.

The tax treatment of partial redemptions or surrenders of non-qualified Contracts offered by this Prospectus may vary according to whether the amount redeemed or surrendered is allocable to an investment in the Contract made before or after certain dates.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed after age 59 1/2, or if the withdrawal follows the death of the Contract Owner (or, if the Contract Owner is not an individual, the death of the primary Annuitant as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Contract Owner. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Contract Owner elects to have distributions made over his or her life expectancy, or over the joint life expectancy of the Contract Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

In a recent private letter ruling, the Internal Revenue Service took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED (see "LIFE EXPECTANCY DISTRIBUTION"), and could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal tax penalty. This private letter ruling may be applicable to a Contract Owner who receives life expectancy distributions prior to age 59 1/2. Subsequent private letter rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

If the Contract Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Contract Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to the excess, if any, of the Surrender Value of the Contract over the Contract Owner's cost basis at the time of the transfer. The transfer is also subject to federal gift tax provisions. Where the Contract Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such. However, the Owner will not incur taxable income. Rather the Annuitant will incur taxable income upon receipt of annuity payments as discussed below.

When annuity payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Contract is recovered, the entire payment is taxable. If the last payee dies before cost basis is recovered, a deduction for the difference is allowed on the payee's final tax return.

TAX WITHHOLDING. The Code requires withholding with respect to payments or distributions from annuities, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the Internal Revenue Service of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS. The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Contracts with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Contract.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified maximum amount, as required under Section 72(p).

QUALIFIED EMPLOYEE PENSION AND PROFIT SHARING TRUSTS AND QUALIFIED ANNUITY PLANS. When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of the lump-sum distribution as long-term capital gain and may also elect 10-year averaging instead of five-year averaging.

State Mutual can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

SELF-EMPLOYED INDIVIDUALS. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

INDIVIDUAL RETIREMENT ACCOUNT PLANS. Any individual who earns "compensation" (as defined in the Code and including alimony) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an individual retirement account or annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, annuity contracts, including the Contracts offered by this Prospectus.

Contributions to an IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10 000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse (one with income of $250 or less) if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, State Mutual will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2 and must be made in accordance with Section 401(a)(9) of the Code. Failure to make distributions as so required may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the Internal Revenue Service to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the Internal Revenue Service, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

SIMPLIFIED EMPLOYEE PENSIONS. Simplified employee pensions ("SEPs") may be established under Code Section 408(k) if certain requirements are met. A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 (as indexed for inflation) for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "INDIVIDUAL RETIREMENT ACCOUNT PLANS."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS. Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity contracts in any year do not exceed the maximum contribution permitted under the Code.

A Contract qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) may not begin before the employee attains age 59 1/2 separates from service, dies, or becomes disabled. In the case of hardship a Contract Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Contract as of that date. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax. Also, there is a mandatory 20% income tax withholding on any eligible rollover distribution, unless it is a direct rollover to another qualified plan in accordance with IRS rules.

TEXAS OPTIONAL RETIREMENT PROGRAM. Under a Code Section 403(b) annuity contract issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

SECTION 457 PLANS FOR STATE GOVERNMENTS AND TAX-EXEMPT ENTITIES. Code Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33-1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Contract.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33-1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code
Section 403(b) annuity.

Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

NON-INDIVIDUAL OWNERS. Non-individual Owners (e.g., a corporation) of deferred annuity contracts generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                  VOTING RIGHTS

To the extent required by law, State Mutual will vote Fund shares held by each Sub-Account in accordance with instructions received from Contract Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Fund together with a form with which to give voting instructions to State Mutual. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. State Mutual will vote in its discretion shares attributable to its investment in a Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result State Mutual determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contracts, State Mutual reserves the right to do so.

The number of votes which a Contract Owner or Annuitant may cast will be determined by State Mutual as of the record date established by the Fund.

During the accumulation period, the number of Fund shares attributable to each Contract Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Fund share.

During the annuity period, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by the Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contracts are also offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, is a registered broker-dealer, member of the NASD and an indirect wholly-owned subsidiary of State Mutual.

State Mutual pays commissions not to exceed 5.5% of purchase payments to broker-dealers which sell the Contracts. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.

State Mutual intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from State Mutual's General Account. Commissions paid on the Contracts, including additional incentives or payments, do not result in any additional charge to Contract Owners or to the Separate Account. Any contingent deferred sales charges assessed on a Contract will be retained by State Mutual. Contract Owners may direct any inquiries to their financial adviser or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, 508-855-3590.

                                     REPORTS

A Contract Owner is sent a report semi-annually which states certain financial information about the Funds. State Mutual will also furnish an annual report to the Contract Owner containing a statement of his or her account, including unit values and other information required by applicable law, rules and regulations.

                             PERFORMANCE INFORMATION

State Mutual from time to time may advertise the "total return" of the Sub-Accounts and the "yield" and "effective yield" of the Money Market Sub-Account. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The "yield" of the Money Market Sub-Account refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Sub-Account's asset charges. The total return figures also reflect the $30 annual Contract Fee and the contingent deferred sales charge which would be assessed if the investment were completely redeemed at the end of the specific period.

State Mutual may also advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Sub-Account's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the withdrawal charge is NOT included in the calculation of supplemental total return.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

State Mutual reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Separate Account or any Sub-Account to another of State Mutual's separate accounts or sub-accounts having assets of the same class, (2) to operate the Separate Account or Sub-Accounts as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act, and (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if State Mutual determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account. In no event will the changes described above be made without notice to Contract Owners in accordance with the 1940 Act.

State Mutual reserves the right, subject to compliance with applicable law, to change the names of the Separate Account or any Sub-Accounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

State Mutual reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in State Mutual's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, State Mutual may redeem the shares of that Fund and substitute shares of another registered open-end management company. State Mutual will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Contract Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable laws. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by a Contract Owner.

State Mutual also reserves the right to establish additional Sub-Accounts, each of which would invest in shares corresponding to a new Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, State Mutual may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by State Mutual.

Shares of the Funds are also issued to separate accounts of State Mutual and its affiliates which issue variable life policies ("mixed funding") and other variable annuities. It is conceivable that in the future such mixed funding may be disadvantageous for variable life or variable annuity Contract Owners. Although State Mutual, the Trust, VIPF and T. Rowe do not currently foresee any such disadvantage to either variable life insurance or variable annuity Contract Owners, State Mutual and the Trustees of the Trust, VIPF and T. Rowe intend to monitor events in order to identify any material conflicts and to determine what action, if any should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, State Mutual will bear the attendant expenses.

If any of these substitutions or changes are made, State Mutual may by appropriate endorsement change the Contract to reflect the substitution or change and will notify Contract Owners of all such changes. If State Mutual deems it to be in the best interest of Contract Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of State Mutual.


                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

General Information and History.......................................    2

Taxation of the Separate Account and SMA Life.........................    2

Services..............................................................    3

Underwriters..........................................................    3

Annuity Payments......................................................    4

Performance Information...............................................    5

Financial Statements..................................................    8

                                   APPENDIX A

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account, including the Fixed Account, are not subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The General Account of State Mutual is made up of all of the general assets of State Mutual other than those allocated to any separate account. Allocations to the Fixed Account become part of the assets of State Mutual and are used to support insurance and annuity obligations.

A portion or all of purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. The amount of any purchase payment allocated to the Fixed Account must be at least $500. Amounts less than $500 will be applied instead to the Money Market Sub-Account. Amounts allocated to the Fixed Account are guaranteed by State Mutual as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3.5% compounded annually. Additional "excess interest" may or may not be credited at the sole discretion of State Mutual. Initial and subsequent interest rates on amounts allocated to the Fixed Account, either as purchase payments, transfers or amounts remaining in the Fixed Account after the end of a guaranteed period ("maturity date"), will be guaranteed for periods of one year.

An amount may not be transferred from the Fixed Account to a Sub-Account prior to its maturity date or after the Annuity Date. The transfer must leave a balance with respect to the amount subject to maturity of at least $500, unless the entire amount is transferred. A transfer to the Fixed Account must involve an amount of at least $500. Any amount less than $500 will be transferred instead to the Money Market Sub-Account.

Prior to the maturity date, State Mutual will notify the Contract Owner of the new interest rate applicable for the next one-year period applicable both to new purchase payments and maturing amounts. Unless State Mutual receives in writing, at least five business days prior to the maturity date, a request from the Contract Owner to apply the maturing amount to a new guaranteed interest rate period of one year or to a Sub-Account, the amount will be transferred after the maturity date to the Money Market Sub-Account.

Transfers from the Fixed Account to a Sub-Account will be effected at the value next computed after the maturity date. For any period between the maturity date and the next Valuation Date for the Sub-Account, the amount to be transferred will remain in the Fixed Account at the then current rate.

If the Contract Owner makes partial withdrawals from his or Contract, amounts must first be withdrawn from all allocations to Sub-Accounts before amounts allocated to the Fixed Account may be withdrawn. If a Contract is surrendered, partially redeemed, or annuitized under any fixed period certain, a contingent deferred sales charge is imposed if such event occurs before the purchase payments attributable to the surrender, withdrawal or annuitization have been credited to the Contract less than seven full Contract years. For the purpose of calculating surrender charges, surrenders and redemptions are deemed made pursuant to the FIFO ("first in, first out") method of accounting. However, withdrawals from the Fixed Account will be made on a LIFO (last in, first out) basis; i.e., withdrawals will be made first from amounts attributable to the most recent purchase payment.

LOANS FROM THE FIXED ACCOUNT (QUALIFIED CONTRACTS ONLY). Loans will be permitted only for Contracts issued to a plan qualified under Section 401(a), 401(k) or 403(b) of the Code. Loans are permitted only from a Contract's accumulation in the Fixed Account. The maximum loan amount is the amount determined under State Mutual's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in State Mutual's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years.

The amount of payment on death, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                                   APPENDIX B
                                 EXCHANGE OFFER

A.  VARIABLE CONTRACT EXCHANGE OFFER.

The Company reserves the right to suspend this exchange offer at any time. This exchange offer applies to all variable annuity contracts issued by the Company and its indirect wholly subsidiary SMA Life Assurance Company ("SMA Life"), except for contracts A3018-94 and A3021-93 issued by the Company and contracts A3021-93 and A3018-91 issued by SMA Life (and state variation forms thereof, which together include all contracts sold as ExecAnnuity Plus). A variable annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus. To effect an exchange, State Mutual should receive (1) a completed application for the Contract, (2) written request for the exchange, (3) the contract to be exchanged for the Contract, and (4) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge applicable to the contracts to be exchanged will apply to the surrender effecting the exchange. Where a contract, other than a Contract or Medallion contract, discussed below, is exchanged for a Contract, the contingent deferred sales charge under the acquired Contract will be computed as if prior purchase payments for the exchanged contract had been made for the acquired Contract on the date of issue of the exchanged contract. Where another Contract or Medallion contract is exchanged for a new Contract, the contingent deferred sales charge under the acquired Contract will be computed as if prior purchase payments for the exchanged Contract or Medallion contract had been made for the acquired Contract at least as early as the date on which they were made for the exchanged Contract or Medallion contract. For those exchanged contracts for which a front-end sales charge was deducted from each purchase payment, the transferred accumulated values will be treated as "Old Payments" under the Contract, so that no deferred sales charge will be assessed on aggregate subsequent withdrawals from the Contract of up to the amount of the transferred accumulated values. For additional purchase payments made under the Contract after the transfer of accumulated value from the exchanged contract, the contingent deferred sales charge will be computed based on the number of years that the additional purchase payments to which the withdrawal is attributed have been credited under the Contract, as provided in this Prospectus.

SUMMARY OF DIFFERENCES BETWEEN THE ACQUIRED CONTRACT AND EXCHANGED CONTRACTS. The Contract and the variable contracts to which this exchange offer applies, if other than another Contract or Medallion contract, differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the prospectuses of the Contract and the variable contract to be exchanged should be reviewed carefully before the exchange is made.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the Contract, as described in this Prospectus, imposes higher charge percentages against the excess amount redeemed and generally applies such percentages for a greater number of years than the exchanged contracts. For certain classes of exchanged contracts, new purchase payments, subject to the contingent deferred sales charge under the Contract, would not have been subject to the charge under the exchanged contract.

CONTRACT FEE AND ADMINISTRATIVE EXPENSE CHARGE. Under the Contract, State Mutual deducts a Contract Fee, at a maximum of $30, on each policy anniversary date and upon full surrender, when the Accumulated Value is $50,000 or less, and assesses each Subaccount with a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Subaccount. Depending on the class of contracts to which this exchange offer is made, either no policy fee is deducted or a policy fee of $9 is deducted twice a year. For certain classes of contracts, a combined sales and administrative expense is deducted from purchase payments. No administrative expense charge based on a percentage of Subaccount assets is imposed under the contracts to which this exchange offer is made.

TRANSFER CHARGE. No charges for transfers among the Subaccounts and the General Account are imposed for contracts to which this exchange offer is made. Currently, no such charge is imposed under the Contract and the first six transfers in a Contract year are guaranteed to be free of any charge. However, State Mutual reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Contract year.

DEATH BENEFIT. The Contract offers a "stepped-up death benefit" which is not offered under the exchanged contract; namely, the minimum death benefit that would have been payable on the most recent fifth year Contract Anniversary, adjusted for subsequent purchase payments and withdrawals after that date. Upon exchange for the Contract, the accumulated value of the exchanged contract becomes the "purchase payment" for the Contract. Therefore, the prior purchase payments made for the exchanged contract would not become a basis for determining the gross payment (less redemptions) guarantee under the Contract. Consequently, whether the initial minimum death benefit under the Contract acquired in an exchange is greater than, equal to, or less than the death benefit of the exchanged contract depends upon whether the accumulated value transferred to the Contract is greater than, equal to, or less than the gross payments (less redemptions) under the exchanged contract.

ANNUITY TABLES. The contracts to which this exchange offer is made contain more favorable annuity tables than the Contract for use in determining the amount of the first variable annuity payment under the annuity options offered. The contracts and the Contract each provide minimum guarantees.

INVESTMENTS. Accumulated Value and purchase payments under the Contract may be allocated to several underlying funds in addition to those permitted under the exchanged contracts.

SUMMARY OF DIFFERENCES BETWEEN THE ACQUIRED CONTRACT AND MEDALLION CONTRACT. Contracts A3019-94 and A3022-93 issued by the Company and contracts A3019-92 and A3022-93 issued by SMA Life and state variations thereof, which together include all contracts sold as Delaware Medallion ("Medallion"), differ with the Contract in the following material ways (the prospectuses of the Contract and Medallion contracts should be reviewed carefully before any exchange):

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the Contract, as described in this Prospectus, imposes lower charge percentages against the excess amount redeemed.

DEATH BENEFIT. Upon exchange for the Contract, the accumulated value of exchanged Medallion contract becomes the "purchase payment" for the Contract. Therefore, the prior purchase payments made for the exchanged Medallion contract would not become a basis for determining the gross payment (less redemptions) guarantee under the Contract. Consequently, whether the initial minimum death benefit under the Contract acquired in an exchange is greater than, equal to, or less than the death benefit of exchanged Medallion depends upon whether the accumulated value transferred to the Contract is greater than, equal to, or less than the gross payments (less redemptions) under the exchanged Medallion contract.

INVESTMENTS. Accumulated Value and purchase payments under the Contract and Medallion contract are allocable to different underlying funds underlying investment companies.

FIXED ACCOUNT. The Contract has a Fixed Account minimum guaranteed interest rate of 3.5% compounded annually. The Medallion contract has a fixed account minimum guaranteed interest rate of 3% compounded annually. Under the Contract, amounts may not be transferred from the Fixed Account to a Sub-Account prior to the end of the applicable one-year guaranteed period.

B.  FIXED ANNUITY EXCHANGE OFFER.

This exchange offer also applies to all fixed annuity contracts issued by SMA Life. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the Contract's value is not guaranteed and will vary depending on the investment performance of the underlying funds to which it is allocated. The Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for State Mutual's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Subaccounts and the General Account), and expenses incurred by the underlying funds. Additionally, the interest rates offered under the General Account of the Contract and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE.

Persons who, under the terms of this exchange offer, exchange their contract for the Contract and subsequently revoke the Contract within the time permitted, as described in the sections of this Prospectus captioned "RIGHT TO REVOKE CONTRACT" will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current accumulated value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the general account and subaccounts of the reinstated contract in the same proportion that the value in the general account and the value in each subaccount bore to the transferred accumulated value on the date of the exchange of the contract for the Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

          Supplement to the Statement of Additonal Information
                     for Allmerica Select Account of
            FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

(Supplement to Statement of Additional Information dated October 16, 1995)

                                  * * *

The first paragraph of Note 2 to the December 31, 1994 financial statements of State Mutual Life Assurance Company of America, which appear at the end of the Statement of Additional Information, has been replaced with the following

UNAUDITED

On February 28, 1995, State Mutual's Board of Directors adopted, pursuant to Massachusetts insurance law, a plan of reorganization (the "Plan") whereby State Mutual will convert from a Massachusetts mutual life insurance company to a Massachusetts stock life company and will become a wholly- owned subsidiary of Allmerica Financial Corporation ("AFC"). On June 30, 1995, the policyholders approved the Plan and on August 2, 1995 (following a hearing on the Plan), the Commissioner of the Massachusetts Division of Insurance approved the Plan. In October, 1995, the closing of an initial public offering of AFC Common Stock and other financings were completed, and certain proceeds thereof were contributed to State Mutual which was concurrently renamed First Allmerica Financial Life Insurance Company. As a result, all conditions to the effectiveness of the Plan have been satisfied and the Plan is effective.

                              * * *


                                          SUPPLEMENT DATED OCTOBER 16, 1995

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

         GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                        ALLMERICA SELECT SEPARATE ACCOUNT



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT DATED MAY 1, 1995 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENTS, INC., 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, (508) 855-3590.




                             DATED OCTOBER 16, 1995

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . . . 2

TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . 4

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 5

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . 9



                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account ("Separate Account") is a separate investment account of First Allmerica Financial Life Insurance Company ("Company") established pursuant to a vote by the Board of Directors dated August 20, 1991. The Company was originally organized as a mutual life insurance company under the laws of Massachusetts in 1844. In October, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company under its present name. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation. Their principal offices are located at 440 Lincoln Street, Worcester, Massachusetts 01653.


Currently, 11 Subaccounts of the Separate Account are available under the Contracts. Each Subaccount invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("VIPF") or T. Rowe Price International Series, Inc. ("T. Rowe").

The Trust, VIPF and T. Rowe are open-end, diversified series investment companies. Seven different funds of the Trust are available under the Policies:
Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, Select Income Fund and Money Market Fund. Three of the portfolios of VIPF are available under the Policies: the High Income Portfolio, Equity-Income Portfolio and Growth Portfolio. One portfolio of T. Rowe is available under the Policies: the International Stock Portfolio. Each Fund, Portfolio and Series available under the Contracts has its own investment objectives and certain attendant risks.



                       TAXATION OF THE CONTRACT, SEPARATE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contracts or the Separate Account.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a mutual life insurance company under subchapter L of the Code and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Contracts or the Separate Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners. The Separate Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Separate Account. Trust shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Trust shares is reflected on the records of the Trust and not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1994 and 1993 and for each of the three years in the period ended December 31, 1994 and of Allmerica Select Separate Account of the Company as of December 31, 1994 and the period then ended, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter for the Contracts pursuant to a contract with the Company and the Separate Account. Allmerica distributes the Contracts on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of the Company and is an indirectly wholly-owned subsidiary of the Company.

The Contracts offered by this Prospectus are offered continuously and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contracts are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions not to exceed 5.5% of purchase payments to entities which sell the Contracts. To the extent permitted under NASD rules, promotional incentives or payments may also be provided to such entities based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.

Commissions paid by the Company do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, partial redemption, and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amount of commissions retained by Allmerica Investments, Inc. with respect to sales of the Contracts in 1994 was $0.00. The aggregate amount of commissions paid to independent broker-dealers in 1994 was $455,856.


                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENTS" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period. . . . . . . $ 1.135000

(2) Value of Assets - Beginning of Valuation Period. . . . . . . . . $5,000,000

(3) Excess of investment income and net gains over capital losses. . . . $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2). . 0.000335

(5) Annual Charge (one day equivalent of 1.40% per annum). . . . . . . 0.000038

(6) Net Investment Rate (4)-(5). . . . . . . . . . . . . . . . . . . . 0.000297

(7) Net Investment Factor 1.000000 + (6) . . . . . . . . . . . . . . . 1.000297

(8) Accumulation Unit Value - Current Period (1)x(7) . . . . . . . . $ 1.135337

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134577.

The method for determining the amount of annuity payments is described in detail under "COMPUTATION OF CONTRACT VALUES AND ANNUITY PAYMENT" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Contract Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of
1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

Method for Determining Variable Annuity Option V Redemption and Illustration Using hypothetical Example. As discussed in the Prospectus under "DESCRIPTION OF VARIABLE ANNUITY OPTIONS," the Annuitant, or the beneficiary if the Annuitant has died, may choose at any time to redeem the Contract and receive its commuted value. Commuted value is the present value of remaining payments commuted at 3 1/2% interest. However, if the Annuitant elects the redemption, the remaining payments are deemed to be the remaining payments that would have been payable had the Surrender Value, rather than the Accumulation Value, been applied at the Annuity Date. The determination of the commuted value upon redemption by an Annuitant may be illustrated by the following hypothetical example.

Assume an annuity period of 10 years or longer is elected. The number of Annuity Units each payment is based on would be calculated using the Accumulated Value. Assume this results in 267.5818 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $321.10 a month for 60 months. If the commuted value was requested by a beneficiary, the value would be based on the present value at 3 1/2% interest of this stream of annuity payments. The commuted value would be $17,725.39. However, if the commuted value is requested by an Annuitant, the value is calculated as if the Surrender Value, not the Accumulated Value, had been used to calculate the number of Annuity Units. Assume this results in 250 Annuity Units. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3 1/2% of all remaining payments would be $16,560.72.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, The Company may provide advertising, sales literature, periodic publications or other materials information on various topics of interest to Contract owners and prospective Contract owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contracts and the characteristics of and market for such financial instruments.

The Contracts have been offered to the public only since March 15, 1994. However, total return data may be advertised based on the period of time that the Funds have been in existence. The results for any period prior to the Contract being offered will be calculated as if the Contracts have been offered during that period of time, with all charges assumed to be those applicable to the Contracts.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Accounts asset charge and any applicable contingent deferred sales charge which would be assessed upon complete redemption of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:
                       n
               P(1 + T)  = ERV

Where:         P = a hypothetical initial payment to the Separate Account of
                   $1,000

                T = average annual total return

                n = number of years

               ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

               Years from date of purchase           Charge as percentage
               ---------------------------           --------------------
             payment to date of withdrawal         of New Purchase Payments
             -----------------------------         ------------------------
                                                           redeemed*
                                                           ---------
                      0-1                                    6.5%
                       2                                     6.0%
                       3                                     5.0%
                       4                                     4.0%
                       5                                     3.0%
                       6                                     2.0%
                       7                                     1.0%
                  More than 7                                0.0%

*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all Contract years, a certain amount (withdrawal without redemption charges," as described in the prospectus) is not subject to the contingent sales load.

The calculations of Total Return include the deduction of the $30 Annual Policy fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. However, it is assumed that the investment is NOT redeemed at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:
                       n
               P(1 + T)  = EV

Where:         P = a hypothetical initial payment to the Separate Account of
                   $1,000

                T = average annual total return

                n = number of years

                EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the policy is NOT redeemed at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the policy was redeemed at the end of the period.

The calculations of Supplemental Total Return includes the deduction of the $30 Annual Policy fee.


YIELD AND EFFECTIVE YIELD - MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1994:

          Yield              2.35%
                             Effective Yield           2.37%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.40% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365/7)
          Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield do NOT reflect the $30 Annual Policy fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for the Company and its Allmerica Select Separate Account.

STATE MUTUAL LIFE
ASSURANCE COMPANY
OF AMERICA

FINANCIAL STATEMENTS

DECEMBER 31, 1994 and 1993

STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA


December 31, 1994



Financial Statements

Report of Independent Accountants......................................  1
Statement of Financial Position  ......................................  2
Statement of Operations and Contingency Reserves.......................  3
Statement of Cash Flows................................................  4
Notes to Financial Statements..........................................  5

                             REPORT OF INDEPENDENT ACCOUNTANTS


February 13, 1995, except as to Note 2,
 which is as of February 28, 1995

To the Board of Directors and Policyholders of State Mutual Life Assurance Company of America


In our opinion, the accompanying statement of financial position and the related statements of operations and changes in contingency reserves and of cash flows present fairly, in all material respects, the financial position of State Mutual Life Assurance Company of America at December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Company implemented a new accounting pronouncement in 1993 and may adopt Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", and Financial Accounting Standards Board Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", in 1996. If these pronouncements are adopted, the financial statements for the year ended December 31, 1994 will be retroactively restated for the effects of these changes in accounting principles.

Price Waterhouse LLP
Boston, Massachusetts

                STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF FINANCIAL POSITION
as of December 31
(In thousands)

ASSETS                                                 1994          1993
                                                       ----          ----
Cash                                                $   21,931     $   22,378
Investments:
 Bonds                                               3,063,890      3,172,304
 Stocks                                                 14,638         48,713
 Investments in subsidiaries                           797,879        971,339
 Mortgage loans                                        825,611      1,045,748
 Policy loans                                          248,310        258,845
 Real estate, including home office property           185,128        192,333
 Short term investments                                 72,159         61,176
 Other invested assets                                  45,978         22,180
                                                    ----------     ----------
  Total cash and investments                         5,275,524      5,795,016

Premiums deferred and uncollected                       95,890         91,434
Investment income due and accrued                       84,066         89,756
Other assets                                            79,165         87,238
Assets held in separate accounts                     1,096,032        922,069
                                                    ----------     ----------
                                                    $6,630,677     $6,985,513
                                                    ----------     ----------
                                                    ----------     ----------

LIABILITIES AND CONTINGENCY RESERVES
Liabilities:

Policy liabilities:
 Life reserves                                      $  965,896     $  969,223
 Annuity and other fund reserves                     3,561,965      3,981,281
 Accident and health reserves                           50,096         45,424
 Claims payable                                        122,677        112,509
 Dividends payable                                      33,930         35,406
                                                    ----------     ----------
  Total policy liabilities                           4,734,564      5,143,843

Expenses and taxes payable                             137,676         99,301
Other liabilities                                       73,427         33,616
Asset valuation reserve                                124,254        260,714
Obligations related to separate account business     1,095,430        921,648
                                                    ----------     ----------
  Total liabilities                                  6,165,351      6,459,122
                                                    ----------     ----------
                                                    ----------     ----------
Contingency reserves:

 Special contingency reserves                           26,522         25,238
 General contingency reserves                          438,804        501,153
                                                    ----------     ----------
  Total contingency reserves                           465,326        526,391
                                                    ----------     ----------
                                                    $6,630,677     $6,985,513
                                                    ----------     ----------
                                                    ----------     ----------

   The accompanying note are an integral part of these financial statements.

                STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS AND
CHANGES IN CONTINGENCY RESERVES
for the year ended December 31
(In thousands)

REVENUE                                              1994           1993         1992
                                                     ----           ----         ----
Premiums and other considerations:
 Life                                             $  100,956    $   92,314    $  101,929
 Annuities                                           950,980       762,724       768,050
 Accident and health                                 225,132       246,842       338,534
 Reinsurance commissions and reserve adjustments      10,117        10,853        11,700
                                                  ----------    ----------    ----------
  Total premiums and other considerations          1,287,185     1,112,733     1,220,213

Net investment income                                406,071       520,508       503,754
Realized capital losses, net of tax                  (28,341)      (33,334)       (5,261)
Other revenue                                         43,651        29,121        14,849
                                                  ----------    ----------    ----------
  Total revenue                                    1,708,566     1,629,028     1,733,555
                                                  ----------    ----------    ----------
POLICY BENEFITS AND OPERATING EXPENSES
Policy benefits:
 Claims, surrenders and other benefits             1,697,943     1,314,540     1,459,941
 Decrease in policy reserves                        (412,090)     (175,726)     (153,971)
 Dividends to policyholders                           33,233        32,773        25,955
                                                  ----------    ----------    ----------
  Total policy benefits                            1,319,086     1,171,587     1,331,925

Operating and selling expenses                       141,460       138,566       141,456
Taxes, except capital gains tax                       33,747        18,664        14,565
Net transfers to separate accounts                   173,607       185,374       141,183
                                                  ----------    ----------    ----------
  Total policy benefits and operating expenses     1,667,900     1,514,191     1,629,129
                                                  ----------    ----------    ----------
NET INCOME                                            40,666       114,837       104,426

CONTINGENCY RESERVES AT BEGINNING OF YEAR            526,391       444,427       338,683
Unrealized capital gains (losses) on investments:
 Unconsolidated subsidiaries                        (222,155)       47,292       101,155
 Other investments                                    24,579       (14,159)      (61,479)
                                                  ----------    ----------    ----------
                                                    (197,576)       33,133        39,676
                                                  ----------    ----------    ----------
Transfer from (to) asset valuation reserve           136,460       (25,173)      (40,188)
Other adjustments                                    (40,615)      (40,833)        1,830
                                                  ----------    ----------    ----------
CONTINGENCY RESERVES AT END OF YEAR               $  465,326    $  526,391    $  444,427
                                                  ----------    ----------    ----------
                                                  ----------    ----------    ----------

    The accompanying notes are an integral part of these financial statements.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

STATEMENT OF CASH FLOWS
for the year ended December 31
(In thousands)

CASH FLOW FROM OPERATING ACTIVITIES                  1994         1993           1992
                                                     ----         ----           ----
 Premiums, deposits and other income             $ 1,327,496   $ 1,120,816   $ 1,230,872
 Allowances and reserve adjustments
  on reinsurance ceded                                10,862        11,773         8,836
 Net investment income                               372,428       432,631       443,668
 Net repayments on policy loans                       10,535        17,637        21,062
 Benefits to policyholders and
  beneficiaries                                   (1,684,684)   (1,313,978)   (1,467,104)
 Operating and selling expenses and
  taxes                                             (155,162)     (111,125)     (177,946)
 Net transfers to separate accounts                 (160,623)     (201,442)     (135,921)
 Dividends to policyholders                          (34,709)      (27,777)      (42,874)
 Other sources (applications)                          3,775       (40,938)        9,560
                                                  ----------    ----------    ----------
NET CASH USED IN OPERATING ACTIVITIES               (310,082)     (112,403)     (109,847)
                                                  ----------    ----------    ----------
CASH FLOW FROM FINANCING ACTIVITIES
 New borrowings                                      932,497       116,800       261,000
 Repayment of borrowings                            (932,497)     (116,800)     (261,000)
                                                  ----------    ----------    ----------
NET CASH PROVIDED BY FINANCING ACTIVITIES                 --           --             --
                                                  ----------    ----------    ----------
CASH FLOW FROM INVESTING ACTIVITIES
 Sales and maturities of long term investments:
  Bonds                                              993,365       841,548       776,693
  Stocks                                               1,835         4,361         2,948
  Real estate and other invested assets               19,200        24,122        23,886
  Repayment of mortgage principal                    193,842       211,360       136,252
  Capital gains tax                                   (1,086)       (2,232)           --
 Acquisition of long term investments:
  Bonds                                             (881,081)     (887,976)     (821,694)
  Stocks                                              (4,557)      (62,318)       (6,674)
  Real estate and other invested assets              (31,504)       (3,931)      (32,404)
  Mortgage loans                                      (1,529)       (1,185)       (6,313)
 Other investing activities                           32,133        (5,199)         (743)
                                                  ----------    ----------    ----------
NET CASH PROVIDED BY INVESTING ACTIVITIES            320,618       118,550        71,951
                                                  ----------    ----------    ----------
Net change in cash and short term  investments        10,536         6,147       (37,896)

CASH AND SHORT TERM INVESTMENTS
 Beginning of year                                    83,554        77,407       115,303
                                                  ----------    ----------    ----------
 End of year                                      $   94,090    $   83,554    $   77,407
                                                  ----------    ----------    ----------
                                                  ----------    ----------    ----------

   The accompanying notes are an integral part of these financial statements.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - State Mutual Life Assurance Company of America (State Mutual or the "Company") is presently organized as a mutual life insurance company and accordingly, the Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which are generally accepted accounting principles for mutual life insurance companies. The Company is pursuing a plan of reorganization which includes conversion to a stock life insurance company. (Refer to Note 2 for a description of the reorganization.)

Certain reclassifications have been made to prior years amounts to conform with the current year presentation.

ACCOUNTING FOR UNCONSOLIDATED SUBSIDIARIES - State Mutual's interest in unconsolidated subsidiaries consists primarily of SMA Life Assurance Company (SMA Life), a wholly owned life insurance company, a 57.4% interest in Allmerica Property & Casualty Companies, Inc. (Allmerica P&C), a Delaware domiciled business corporation which owns The Hanover Insurance Company (Hanover), and several wholly owned non-insurance subsidiaries. Hanover owns an 80.6% interest in Citizens Corporation, parent company of Citizens Insurance Company of America (Citizens). Allmerica P&C is accounted for at market value. During 1993, the Securities Valuation Office of the NAIC instituted a discount to market values for subsidiaries previously carried at market value. The discount applied to Allmerica P&C was determined to be 16%, to be phased in over a five year period (3% per year in 1993 to 1996 and 4% in 1997). SMA Life and the non-insurance subsidiaries are accounted for under the equity method. The Company's equity in the earnings of unconsolidated subsidiaries is reflected in net income. Any remaining changes in Allmerica P&C's value and direct charges to SMA Life's surplus are reflected in contingency reserves.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral.

Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Home office property is carried at depreciated cost.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds and stocks, investment and loan commitments, foreign currency swaps, and futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to currency risk and interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable life insurance policyholders and certain pension and annuity contractholders.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

Assets consist principally of bonds, common stocks, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in contingency reserves.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based on accepted actuarial methods. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including a provision for adverse deviation. Interest rates range from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities, and mortality and morbidity assumptions reflect the Company's experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

Reserves for group accident and health claims include estimated provisions for both reported and unreported claims incurred and related expenses.
Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Other fund reserves are for guaranteed investment contracts and other group and individual contract deposit funds and consist of deposits received from customer's and investment earnings on their fund balances.

Withdrawal characteristics of annuity and other fund reserves vary by contract. At both December 31, 1994 and 1993, approximately 87% of the contracts (included in both the general account and the separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

FEDERAL INCOME TAXES - State Mutual, its non-insurance domestic subsidiaries and SMA Life file a consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The Federal income tax for the non-life insurance subsidiaries is calculated on a separate return basis. Any current tax liability (benefit) is paid to (reimbursed by) State Mutual. Tax benefits resulting from taxable operating losses of the non-life subsidiaries are not reimbursed currently by State Mutual. However, to the extent such losses are utilized by the consolidated group, they are reflected as a liability of State Mutual.

The Federal income tax for the life companies is calculated on a line of business basis, excluding the operating results of the non-insurance subsidiaries and Allmerica P&C. The tax is allocated to each life company based on its contribution to the taxable income or loss of each line of business.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve (IMR), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to contingency reserves. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment income over the remaining life of the investment sold.

DIVIDENDS TO POLICYHOLDERS - Certain life, health and annuity insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends to be paid is determined annually by the Board of Directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained.

Dividends on individual life insurance, individual accident and health insurance, and individual annuity policies are provided on the basis of amounts payable in the following calendar year. Dividends on all other insurance are provided on the basis of amounts incurred for the current year.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

PENDING ACCOUNTING PRONOUNCEMENT - In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises" (FIN 40), which establishes a different definition of generally accepted accounting principles for mutual life insurance companies. Under the Interpretation, financial statements of mutual life insurance companies which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" (SFAS No. 120), and the American Institute of Certified Public Accountants (AICPA) issued Statement of Position No. 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises" (SOP 95-1). SFAS No. 120 extends the requirements of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," to mutual life insurance enterprises. SOP 95-1 establishes accounting for certain participating life insurance contracts for mutual life insurance enterprises.
 SFAS No. 120 requires mutual life insurance enterprises (and permits stock life insurance enterprises) to apply the provisions of SOP 95-1 to those contracts which meet the conditions in SFAS No. 120.

FIN 40, SFAS No. 120 and SOP 95-1 are all effective for financial statements issued for fiscal years beginning after December 15, 1995.

In as much as the Company is pursuing a plan of reorganization which includes conversion to a stock life insurance company, and would result in future financial statements being prepared in accordance with generally accepted accounting principles for stock life insurance companies, the new pronouncement may not be applicable to future financial statements. If the Company does not demutualize, the new pronouncement will be adopted in 1996, by retroactive restatement of the earliest year presented. Management of the Company has not yet determined the effect on its financial statements of applying these new pronouncements.

ACCOUNTING CHANGES - In December 1992, the NAIC issued a statutory accounting policy for accounting for postretirement benefits other than pensions for current retirees and employees who have vested rights in those benefits. The Company implemented this statutory requirement in 1993 and elected to immediately recognize the unfunded postretirement benefit obligation and reported the cumulative effect of this change as a direct charge to contingency reserves (see Note 9 for additional information).

NOTE 2 - REORGANIZATION

On February 28, 1995, State Mutual's Board of Directors adopted, pursuant to Massachusetts insurance law, a plan of reorganization (the "Plan") whereby State Mutual will convert from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company and will become a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Currently, the unsatisfied conditions to the effectiveness of the Plan of Demutualization are the approval of the Commissioner of the Massachusetts Division of Insurance (the "Commissioner") of the Plan after a hearing thereon, the approval of the policyholders of the Plan, the closing of an initial public offering of AFC Common Stock and certain other conditions set forth in the Plan. The Plan is also subject to the review of other insurance regulators. The Plan will become effective on the date of the closing of the initial public offering of the Common Stock of AFC.

Under the Plan, the eligible policyholders of State Mutual will receive shares of Common Stock of AFC, policy credits or cash in exchange for the policyholders' membership interest in State Mutual.

Under the Plan, State Mutual will establish and operate a closed block of participating business for the benefit of the policies included therein (the "Closed Block"). Such business (the" Closed Block Business") will contain those classes of individual or joint life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which are in force on the effective date. The Closed Block will continue in effect until no more policies included therein are in force or until the Commissioner consents to the termination of the Closed Block. The duration of the Closed Block is expected to be in excess of 50 years.

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

State Mutual will allocate to the Closed Block an amount of assets expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payments of claims, certain expenses and taxes, and for continuation of 1994 dividend scales if experience underlying such scales continues. Future changes in actual reinvestment rates over the long term from assumed reinvestment rates, like changes in other assumptions made in funding the Closed Block, may cause dividend scales to change.

To the extent that over time cash flows from the assets allocated to the Closed Block and other experience related to the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the dividend scales payable in 1994 had been continued. Conversely, to the extent that over time such cash flows and other experience are, in the aggregate, less favorable than assumed in setting up the Closed Block, total dividends paid to Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the dividend scales payable in 1994 had been continued. In addition, if the assets allocated to the Closed Block, the cash flows therefrom and the revenues from the Closed Block Business prove to be insufficient to pay the benefits guaranteed under the policies and contracts included in the Closed Block, State Mutual will be required to make such payments from its general funds. Since the Closed Block will be funded to provide for payment of guaranteed benefits on such policies and contracts and, in addition, for continuation of dividends paid under 1994 dividend scales, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial adverse deviations in investment, mortality, persistency or other experience factors.

NOTE 3 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds, are as follows:

                                                               December 31, 1994
                                                               -----------------
                                                              Gross           Gross
                                             Carrying       Unrealized      Unrealized       Fair
(In thousands)                                 Value       Appreciation    Depreciation      Value
                                               -----       ------------    ------------      -----
Federal government bonds                     $   13,250      $    246       $    534      $   12,962
State, local and government agency bonds            550             7             --             557
Foreign government bonds                         70,217         1,126          6,510          64,833
Corporate securities                          2,939,333        22,052         96,285       2,865,100
Mortgage-backed securities                       40,540            58          1,895          38,703
                                             ----------      --------       --------      ----------
Total                                        $3,063,890      $ 23,489       $105,224      $2,982,155
                                             ----------      --------       --------      ----------
                                             ----------      --------       --------      ----------

                                                               December 31, 1993
                                                               -----------------
Federal government bonds                     $   19,442      $  1,484       $     40      $   20,886
State, local and government agency bonds         12,048           235             --          12,283
Foreign government bonds                         64,951         4,417             14          69,354
Corporate securities                          3,075,146       182,272         18,589       3,238,829
Mortgage-backed securities                          717            43             --             760
                                             ----------      --------       --------      ----------
Total                                        $3,172,304      $188,451       $ 18,643      $3,342,112
                                             ----------      --------       --------      ----------
                                             ----------      --------       --------      ----------

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The carrying value and fair value by contractual maturity at December 31, 1994, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.


                                                        Carrying        Fair
(In thousands)                                           Value         Value
                                                         -----         -----
Due in one year or less                               $  566,301   $  567,013
Due after one year through five years                  1,691,897    1,651,469
Due after five years through ten years                   607,819      571,345
Due after ten years                                      197,873      192,328
                                                      ----------   ----------
Total                                                 $3,063,890   $2,982,155
                                                      ----------   ----------
                                                      ----------   ----------

MORTGAGE LOANS AND REAL ESTATE Mortgage loans and real estate investments are diversified by property type and location. Real estate investments, except home office, have been obtained primarily through foreclosure.
Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. Mortgage loan and real estate investments, including home office of $67,920 thousand and $61,363 thousand at December 31, 1994 and 1993, respectively, were distributed by the following types and geographic regions at December 31:

(In thousands)
Property Type                                           1994           1993
-------------                                           ----           ----
Office buildings                                     $  445,222     $  514,575
Residential                                             148,155        233,459
Retail                                                  168,536        197,496
Industrial/Warehouse                                     93,323        135,766
Other                                                   155,503        156,785
                                                     ----------     ----------
Total                                                $1,010,739     $1,238,081
                                                     ----------     ----------
                                                     ----------     ----------


Geographic Region
-----------------
South Atlantic                                       $  263,883     $  342,345
Pacific                                                 189,547        212,371
New England                                             142,371        142,263
West South Central                                       99,065        141,375
Middle Atlantic                                         108,531        113,716
East North Central                                       71,937        114,694
East South Central                                       48,232         66,139
West North Central                                       72,919         82,883
Mountain                                                 14,254         22,295
                                                     ----------     ----------
Total                                                $1,010,739     $1,238,081
                                                     ----------     ----------
                                                     ----------     ----------


FUTURES CONTRACTS - State Mutual purchases and sells futures contracts on margin to hedge against interest rate fluctuations and their effect on the net cash flows from the sales of guaranteed investment contracts. Because the Company purchases and sells futures contracts through brokers who assume the risk of loss, the Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The maturity of all futures contracts outstanding is less than one year.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. The amount of hedging gains (losses) explicitly deferred were $(7,658) thousand, $6,953 thousand and $4,976 thousand for the years ended December 31, 1994,

                   STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

1993 and 1992, respectively. Gains and losses on hedges that are deemed ineffective by management are immediately recognized into income.

A reconciliation of notional amounts for all futures contracts outstanding for the year ended December 31 is as follows:

(In thousands)                                      1994           1993
                                                    ----           ----
Contracts outstanding, January 1                 $ 141,700      $ 120,000
New contracts                                      816,000        493,300
Contracts expired                                       --             --
Contracts terminated                              (831,000)      (471,600)
                                                 ---------      ---------
Contracts outstanding, December 31               $ 126,700      $ 141,700
                                                 ---------      ---------
                                                 ---------      ---------

FOREIGN CURRENCY SWAP CONTRACTS - The Company enters into foreign currency swap contracts to hedge the exposure to currency risks on fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at market currency exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rates, as agreed upon in the swap contract, and the foreign currency spot rate on the date of exchange. State Mutual recognizes net interest received or paid over the life of the swap contract as an adjustment to net investment income. The decrease in net investment income related to foreign currency swap contracts was $(1,400) thousand, $(800) thousand and $(200) thousand for the years ended December 31, 1994, 1993 and 1992, respectively.

The contractual amounts and maturity dates of foreign currency swap contracts were as follows:

                                              December 31, 1994
                                              -----------------
                                                                           After
(In thousands)                 1995       1996       1997       1998       1998    Total
                               ----       ----       ----       ----       ----    -----
Currency:
 Swiss franc                 $14,100    $10,600    $    --    $    --    $ 6,600   $ 31,300
 Canadian dollar                  --         --         --         --     15,000     15,000
 British pound sterling           --         --      8,200         --     18,800     27,000
 Italian lire                     --     20,000         --         --         --     20,000
 Other                            --      5,400     10,000         --     10,000     25,400
                             -------    -------    -------    -------    -------   --------
Balance, December 31         $14,100    $36,000    $18,200    $    --    $50,400   $118,700
                             -------    -------    -------    -------    -------   --------
                             -------    -------    -------    -------    -------   --------

                                              December 31, 1993
                                              -----------------
                                                                          After
(In thousands)                 1994       1995       1996       1997       1997    Total
                               ----       ----       ----       ----       ----    -----
Currency:
 Swiss franc                 $ 5,000    $14,100    $10,600    $    --    $ 6,600   $ 36,300
 Canadian dollar                  --         --         --         --     15,000     15,000
 British pound sterling           --         --         --      8,200     18,800     27,000
 Italian lire                     --         --     20,000         --         --     20,000
 Other                        10,100         --      5,400     10,000      5,000     30,500
                             -------    -------    -------    -------    -------   --------
Balance, December 31         $15,100    $14,100    $36,000    $18,200    $45,400   $128,800
                             -------    -------    -------    -------    -------   --------
                             -------    -------    -------    -------    -------   --------

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

A reconciliation of the contractual amounts of foreign currency swap contracts outstanding for the year ended December 31 is as follows:

(In thousands)                                          1994          1993
                                                        ----          ----
Contracts outstanding, January 1                      $128,800     $ 95,000
 New contracts                                          10,100       50,700
 Contracts expired                                     (15,100)     (16,900)
 Contracts terminated                                   (5,100)          --
                                                      --------     --------
Contracts outstanding, December 31                    $118,700     $128,800
                                                      --------     --------
                                                      --------     --------

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:

(In thousands)                                         1994       1993        1992
                                                       ----       ----        ----
Bonds                                                $261,176   $276,077   $285,415
Stocks                                                  1,305      1,062        938
Investments in subsidiaries                            37,478    107,603     67,239
Mortgage loans                                         87,670    114,831    130,480
Real estate                                            50,431     48,072     47,061
Policy loans                                           14,457     15,282     16,271
Other investments                                       2,765       (264)     2,649
Short term investments                                    359      2,284      1,045
                                                     --------   --------   --------
                                                      455,641    564,947    551,098
 Less investment expenses                              52,123     45,556     47,405
                                                     --------   --------   --------
Net investment income, before IMR amortization        403,518    519,391    503,693
 IMR amortization                                       2,553      1,117         61
                                                     --------   --------   --------
Net investment income                                $406,071   $520,508   $503,754
                                                     --------   --------   --------
                                                     --------   --------   --------

REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the year ended December 31 were as follows:

(In thousands)                                         1994       1993       1992
                                                       ----       ----       ----
Bonds                                                $  2,144  $   4,953   $  1,855
Stocks                                                     84         87        472
Mortgage loans                                        (21,351)   (12,709)        49
Real estate                                            (8,990)   (11,743)    (5,799)
Other                                                   2,505     (2,734)      (572)
                                                     --------   --------   --------
                                                      (25,608)   (22,146)    (3,995)
 Less Federal income tax                                1,086      2,232        961
                                                     --------   --------   --------
Net realized capital losses before transfer to IMR    (26,694)   (24,378)    (4,956)
 Net realized capital gains transferred to IMR         (1,647)    (8,956)      (305)
                                                     --------   --------   --------
Net realized capital losses                          $(28,341)  $(33,334)  $ (5,261)
                                                     --------   --------   --------
                                                     --------   --------   --------

Proceeds from voluntary sales of investments in bonds during 1994, 1993 and 1992 were $222,644 thousand, $222,865 thousand and $136,458 thousand, respectively. Gross gains of $3,753 thousand, $3,337 thousand and $1,504 thousand and gross losses of $2,945 thousand, $1,300 thousand and $1,159 thousand, respectively, were realized on those sales.

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 4 - INVESTMENTS IN SUBSIDIARIES

Summarized financial information concerning all unconsolidated subsidiaries as of December 31 is as follows:

                                             Property & Casualty
(In thousands)                  Life Insurance    Insurance   Non-Insurance
                                --------------    ---------   -------------
1994
----
Assets                            $4,072,045      $4,337,564    $ 74,597
Liabilities                        3,882,722       3,347,785      29,883
Equity in net income (loss)            6,403          42,753     (11,678)

1993
----
Assets                            $3,504,724      $4,200,463    $ 70,014
Liabilities                        3,322,508       3,240,364      26,479
Equity in net income (loss)           19,782          95,741      (7,920)


The Company provides management, operating personnel, facilities and other services to various subsidiaries and affiliates. Reimbursements for such services and facilities amounted to $261,913 thousand, $225,044 thousand and
$112,777 thousand in 1994, 1993 and 1992, respectively.   Net amounts
receivable from subsidiaries and affiliates were $37,514 thousand and $30,188 thousand at December 31, 1994 and 1993, respectively.

NOTE 5 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet.
The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of futures contracts and foreign currency swaps were not material to State Mutual as of December 31, 1994 and 1993.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of financial position approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of future cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of financial position approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

FINANCIAL LIABILITIES:

INVESTMENT CONTRACTS (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                              1994                    1993
                                                              ----                    ----
                                                      Carrying        Fair    Carrying        Fair
(In thousands)                                          Value        Value      Value         Value
                                                        -----        -----      -----         -----
Financial Assets:
 Cash                                                 $   21,931  $   21,931  $   22,378  $   22,378
 Short term investments                                   72,159      72,159      61,176      61,176
 Bonds                                                 3,063,890   2,982,155   3,172,304   3,342,112
 Stocks                                                   14,638      14,638      48,713      48,713
 Mortgage loans                                          825,611     814,047   1,045,748   1,077,707
 Policy loans                                            248,310     248,310     258,845     258,845

Financial Liabilities:
 Guaranteed investment contracts                      $2,170,643  $2,134,046  $2,463,938  $2,582,392
 Other group contract deposit funds                      980,327     969,627   1,087,732   1,116,800
 Supplemental contracts without life contingencies         8,647       8,647      11,013      11,013
 Dividend accumulations                                   84,482      84,482      84,808      84,808
 Other individual contract deposit funds                 107,400     106,893     124,081     122,908
 Individual annuity contracts                              8,185       7,943          --          --


NOTE 6 - BORROWED MONEY

State Mutual issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. As of December 31, 1994, State Mutual has approximately $165,000 thousand in unused committed lines of credit provided by U.S. banks. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees ranging from 0.10% to 0.125% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

State Mutual has no borrowed money outstanding at December 31, 1994 and 1993. Interest expense related to borrowed money was $2,485 thousand, $154 thousand and $580 thousand for the years ended December 31, 1994, 1993 and 1992, respectively.

NOTE 7 - FEDERAL INCOME TAXES

The federal income tax provisions (benefit) for 1994, 1993 and 1992 were $17,476 thousand, $9,265 thousand and $(208) thousand, respectively, which include taxes applicable to realized capital gains of $1,086 thousand, $2,232 thousand and $961 thousand.

The effective federal income tax rates were 30.1%, 7.5% and (0.2)% in 1994, 1993 and 1992, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to: decreases in taxable income for the utilization of net operating loss carryforwards and write-offs of mortgage loans and real estate; increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes, the accrual of market discounts on investments and the deferral of policy acquisition costs for federal tax purposes. The

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

policyholder dividends adjustment affecting mutual life insurance companies resulted in an increase in taxable income in 1994 and 1992 and a decrease in taxable income in 1993. At December 31, 1994, the Company has no available net operating loss carryforwards; however, there are available alternative minimum tax credit carryforwards of $1,540 thousand.

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The Internal Revenue Service (IRS) has completed its examination of all of the Company's federal income tax returns through 1988. Deficiencies asserted with respect to tax years 1977 through 1981 have been paid and recorded and the Company has filed a recomputation of such years with appeals claiming a refund with respect to certain agreed upon issues, but has not recognized any benefit in its financial statements. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the Company's federal income tax returns for 1982 and 1983. If upheld, these proposed adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years.

NOTE 8 - PENSION PLANS

The Company provides retirement benefits to substantially all of its employees and all agents hired prior to 1982 under defined benefit pension plans. Through December 31, 1994, retirement benefits were based primarily on years of service and compensation. Benefit accruals under the defined benefit formula were frozen for most employees (but not for eligible agents) effective December 31, 1994. In their place, the Company plans to adopt a defined benefit cash balance formula, under which the Company would annually provide a contribution to each eligible employee as a percentage of that employee's salary, similar to a defined contribution plan arrangement. Employees would then be allowed to direct the investment of their awards and to borrow against them. Adoption of the defined benefit cash balance formula is subject to the resolution of certain technical and design issues, and may be subject to receipt of a favorable determination letter from the IRS that the Company's pension plans, as amended to reflect the cash balance formula, will continue to satisfy the requirements of Section 401(a) of the Internal Revenue Code. The Company's funding policy is to contribute annually the minimum contribution determined using the net unit credit cost method and applicable regulations of the Employee Retirement Income Security Act of 1974. The Company's accounting policy follows FASB Statement No. 87, "Employers' Accounting for Pensions".

Components of net pension expense (benefit) for the years ended December 31, were as follows:

(In thousands)                                        1994         1993         1992
                                                      ----         ----         ----
Service cost - benefits earned during the year      $  5,403     $  3,980     $  3,222
Interest accrued on projected benefit
 obligations                                          11,706       11,675        9,948
Actual return on plan assets                          (1,671)     (13,942)     (13,071)
Net amortization and deferral                        (10,399)         302       (1,192)
                                                    --------     --------     --------
  Net pension expense (benefit)                     $  5,039     $  2,015     $ (1,093)
                                                    --------     --------     --------
                                                    --------     --------     --------

              STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The following table summarizes the status as of December 31, of the Company's pension plans. The plans' assets exceeded accumulated benefits. The net pension asset is included in the statement of financial position with Other Assets.

(In thousands)                                                       1994         1993
                                                                     ----         ----
Actuarial present value of benefit obligations:
 Vested benefit obligation                                         $140,230     $153,244
                                                                   --------     --------
                                                                   --------     --------
 Accumulated benefit obligation                                    $141,727     $154,058
                                                                   --------     --------
                                                                   --------     --------
Pension asset included in Other Assets:
Projected benefit obligation for service rendered to date          $153,334     $171,506
 Plan assets at fair value                                          154,209      161,224
                                                                   --------     --------
 Plan assets in excess (deficit) of projected benefit obligation        875      (10,282)
 Unrecognized net loss from past experience                          41,438       45,945
 Unrecognized prior service cost                                    (12,568)         403
 Unamortized transition asset                                       (18,184)     (19,466)
                                                                   --------     --------
Net pension asset                                                  $ 11,561     $ 16,600
                                                                   --------     --------
                                                                   --------     --------

Determination of the projected benefit obligation was based on a weighted average discount rate of 8.5% in 1994 and 7% in 1993. The assumed long-term rate of return on plan assets was 9% for both years. The actuarial present value of the projected benefit obligation was determined using assumed rates of increase in future compensation levels ranging from 5.5% to 6% for both years. Updated mortality tables were used in 1993 to reflect the longer life expectancy of retirees. Plan assets are invested primarily in various separate accounts and the general account of State Mutual.

The Company has a Profit Sharing and 401(k) Plan for which substantially all employees are eligible. The Company also has a similar integrated defined contribution plan for substantially all of its agents. Effective for plan years beginning after 1994, the profit sharing formula for employees has been discontinued and a 401(k) match feature has been added to the continuing 401(k) plan for the employees.

NOTE 9 - OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under a plan sponsored by State Mutual. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. The medical plans have varying copayments and deductibles, depending on the plan. This plan is unfunded.

Effective January 1, 1993, the Company adopted the statutory accounting policy for employers' accounting for postretirement benefits other than pensions for its postretirement benefit plans. The accounting policy requires companies to recognize the estimated future cost of providing health and other postretirement benefits on an accrual basis. Previously, such costs were generally recognized as an expense when paid. The Company elected to immediately record the transition obligation in the amount of $23,495 thousand as a direct charge to contingency reserves. The cost for benefits earned during 1993, subsequent to adoption, and charged to operating expenses was approximately $1,600 thousand more than the expense that would have been recorded under the previous accounting method.

                  STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

The status of the Company's plan at December 31, was as follows:

(In thousands)                                                    1994      1993
                                                                  ----      ----
Accumulated postretirement benefit obligation:
 Retirees                                                         $20,156  $21,143
 Active employees eligible to retire                                7,512    5,806
                                                                  -------  -------
Accumulated postretirement benefit obligation accrued              27,668   26,949
Unrecognized actuarial loss                                          (772)  (1,800)
                                                                  -------  -------
Net postretirement benefit liability                              $26,896  $25,149
                                                                  -------  -------
                                                                  -------  -------

The components of net periodic postretirement benefit expense for the years ended December 31, 1994 and 1993 are as follows:


(In thousands)                                                      1994       1993
                                                                    ----       ----
Service cost                                                       $1,291    $1,400
Interest cost on accumulated postretirement benefit obligation      2,051     1,932
Amortization of unrecognized (gain) loss                              214        --
                                                                   ------    ------
Net periodic postretirement benefit expense                        $3,556    $3,332
                                                                   ------    ------
                                                                   ------    ------

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1994, health care costs were assumed to increase 11%, declining thereafter to an ultimate rate of 6% over seven years. At
December 31, 1993, health care costs were assumed to increase 12%, declining to an ultimate rate of 5.5% over eight years. The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 8.5% and 7.0% at December 31, 1994 and 1993, respectively.

For purposes of measuring the accumulated postretirement benefit obligation at January 1, 1993 (the transition adjustment), health care costs were assumed to increase 15% for pre-1965 retirees and 13% for post-1965 retirees, declining thereafter to 6% over 10 years for pre-1965 retirees and 8 years for post-1965 retirees. The weighted average discount rate used in determining the accumulated postretirement benefit obligation at January 1, 1993 was 8.5%.

The health care costs trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rate by 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 1994 by $1,800 thousand, and the estimated service cost and interest cost components of net periodic postretirement benefit costs for 1994 by $265 thousand.

NOTE 10 - CONTINGENCY RESERVES

Other adjustments to contingency reserves for the years ended December 31 are as follows:

(In thousands)                                                   1994          1993     1992
                                                                 ----          ----     ----
Change in non-admitted assets:
 Demutualization costs                                         $(10,299)    $ (4,000)  $   --
 Other                                                           (3,711)         171     (372)
                                                               --------     --------   ------
 Total change in non-admitted assets                            (14,010)      (3,829)    (372)
Transition adjustment for post retirement benefit obligation         --      (23,495)      --
Prior year taxes                                                 (3,383)     (13,915)      --
Prior year expense                                              (13,827)          --       --
FAS 87 adjustment for non-qualified pension plans                (7,132)          --       --
Other miscellaneous changes                                      (2,263)         406    2,202
                                                               --------     --------   ------
  Total other adjustments                                      $(40,615)    $(40,833)  $1,830
                                                               --------     --------   ------
                                                               --------     --------   ------

               STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 11 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended
December 31, is as follows:

(In thousands)                                            1994       1993       1992
                                                          ----       ----       ----
Reinsurance premiums assumed                            $ 62,127    $40,289   $ 35,679
Reinsurance premiums ceded                              $105,142    $81,545   $ 64,366
Deduction from insurance liability
 including reinsurance recoverable on unpaid claims     $ 90,244    $83,768   $106,774

The Company assumes from SMA Life approximately 10% of the individual life business of SMA Life. Premiums assumed by State Mutual aggregated $7,771 thousand, $9,000 thousand and $9,586 thousand in 1994, 1993 and 1992, respectively. The Company also has entered into reinsurance agreements whereby the Company cedes to SMA Life certain insurance risks related to individual accident and health business, premium income and related expenses. Premiums ceded pursuant to these agreements aggregated $3,788 thousand, $4,190 thousand and $4,614 thousand in 1994, 1993 and 1992, respectively.

NOTE 12 - DIVIDEND RESTRICTIONS

Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of SMA Life, Hanover and Citizens, respectively.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the
preceding calendar year (if such insurer is not a life company).   Any
dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. While SMA Life is currently operating on a profitable basis, it has a negative earned surplus position and, accordingly, is precluded from paying dividends to State Mutual without the approval of the Delaware Commissioner of Insurance.

Pursuant to New Hampshire's statute, extraordinary dividends and other distributions may only be paid from statutory policyholders' surplus, excluding dividends paid, as of the December 31st preceding. An extraordinary dividend or distribution includes any dividend or distribution of cash or other property, whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds 10% of such insurers surplus as regards policyholders as of December 31, next preceding. Based on the 1994 statutory financial statements of Hanover, the maximum dividend that may be paid to Allmerica P&C at January 1, 1995 without prior approval from the New Hampshire Commissioner of Insurance is $92,400 thousand.

Under the Michigan Insurance Code, cash dividends may be paid by Citizens only from earnings and policyholders' surplus. In addition, a Michigan insurer may not pay an "extraordinary" dividend to its stockholders without prior approval of the Michigan Insurance Commissioner. An extraordinary dividend or distribution is defined as a dividend or distribution of cash or other property whose fair market value, together with that of other dividends and distributions made within the preceding 12 months, exceeds the greater of 10% of policyholders' surplus as of December 31 of the preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. At January 1, 1995, Citizens could pay dividends of $32,700 thousand without approval of the Michigan Insurance Commissioner.

                  STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA

NOTE 13 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

                      ALLMERICA SELECT SEPARATE ACCOUNT

                       ALLMERICA SELECT SEPARATE ACCOUNT

            STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994


-----------------------------------------------------------------------------------------------------------------------------
                                                              SELECT           SELECT           SELECT
                                                        AGGRESSIVE GROWTH      GROWTH        GROWTH & INCOME
                                                         SUB-ACCOUNT 301   SUB-ACCOUNT 302   SUB-ACCOUNT 303
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust.....    $  959,121        $  781,746         $1,774,051
Receivable from State Mutual Life Assurance
    Company of America (Sponsor).......................         --               --                  2,182
                                                           ----------        ----------         ----------
    Total assets.......................................       959,121           781,746          1,776,233

LIABILITIES:
Payable to State Mutual Life Assurance
 Company of America (Sponsor) .........................           923               775             ---
                                                            ---------        ----------         ----------
    Net assets ........................................     $ 958,198        $  780,971         $1,776,233
                                                            =========        ==========         ==========

Net asset distribution by category:
  Qualified variable annuity policies .................     $ 273,543        $  327,099         $  957,354
  Non-qualified variable annuity policies .............       684,655           453,872            814,805
  Value of investment by State Mutual Life Assurance
   Company of America (Sponsor) .......................        ---                ---                ---
  Value of annuitant mortality fluctuation reserve ....        ---                ---                4,074
                                                            ---------        ----------         ----------
                                                            $ 958,198        $  780,971         $1,776,233
                                                            =========        ==========         ==========

Qualified units outstanding, December 31, 1994 ........       273,428           316,704            929,227
Net asset value per qualified unit, December 31, 1994..     $1.000421        $ 1.032821         $ 1.030270
Non-qualified units outstanding, December 31, 1994 ....       684,366           439,449            794,819
Net asset value per non-qualified unit, December 31,
 1994 .................................................     $1.000421        $ 1.032821         $ 1.030270


The accompanying notes are an integral part of these financial statements.

                         ALLMERICA SELECT SEPARATE ACCOUNT



-----------------------------------------------------------------------------------------------------------------------------
                   SELECT              MONEY                SELECT
                   INCOME              MARKET        INTERNATIONAL EQUITY
              SUB-ACCOUNT 304     SUB-ACCOUNT 305       SUB-ACCOUNT 306
-----------------------------------------------------------------------------------------------------------------------------

                $1,904,569          $2,127,430             $665,578

                    ---                    704                ---
                ----------          ----------             --------
                 1,904,569           2,128,134              665,578


                        87             ---                      625
                ----------          ----------             --------
                $1,904,482          $2,128,134             $664,953
                ==========          ==========             ========

                $1,222,437          $1,319,709             $159,400
                   680,038             804,425              505,458

                   ---                  ---                      95
                     2,007               4,000                ---
                ----------          ----------             --------
                $1,904,482          $2,128,134             $664,953
                ==========          ==========             ========

                 1,230,015           1,293,167              166,714
                $  .993840          $ 1.020525             $.956129
                   686,272             792,166              528,750
                $  .993840          $ 1.020525             $.956129


                          ALLMERICA SELECT SEPARATE ACCOUNT

           STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 1994


-----------------------------------------------------------------------------------------------------------------------------
                                                         SELECT AGGRESSIVE      SELECT GROWTH      SELECT GROWTH &
                                                         GROWTH SUB-ACCOUNT      SUB-ACCOUNT     INCOME SUB-ACCOUNT
                                                               301(c)               302(c)             303(b)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...............................................    ---                $ 2,361            $ 62,053

EXPENSES:
   Mortality and expense risk fees .........................  $ 2,781                4,439               8,039
   Administrative expense charges ..........................      334                  533                 965
                                                              -------              -------            --------
      Total expenses .......................................    3,115                4,972               9,004
                                                              -------              -------            --------

   Net investment income (loss) ............................   (3,115)              (2,611)             53,049
                                                              -------              -------            --------


REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss).................................      101                1,654               2,358
   Net unrealized gain (loss) ..............................   10,676               (1,748)            (70,428)
                                                              -------              -------            --------

Net realized and unrealized gain (loss) on investments .....   10,777                  (94)            (68,070)
                                                              -------             --------            --------

Net increase(decrease) in net assets from
 operations ................................................   $7,662              $(2,705)           $ (15,021)
                                                               ======              =======            =========

(a) For the period April 6, 1994 (date of initial investment) to December 31, 1994.
(b) For the period April 19, 1994 (date of initial investment) to December 31, 1994.
(c) For the period April 28, 1994 (date of initial investment) to December 31, 1994.
(d) For the period May 27, 1994 (date of initial investment) to December 31, 1994.


The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT


-----------------------------------------------------------------------------------------------------------------------------
                        SELECT INCOME     MONEY MARKET     SELECT INTERNATIONAL
                        SUB-ACCOUNT       SUB-ACCOUNT       EQUITY SUB-ACCOUNT
                           304(b)            305(a)                306(d)
-----------------------------------------------------------------------------------------------------------------------------
                          $ 63,856           $58,424             $  1,445


                             8,363            16,667                1,716
                             1,003             2,000                  206
                          --------           -------             --------
                             9,366            18,667                1,922
                          --------           -------             --------

                            54,490            39,757                 (477)
                          --------           -------             --------


                              (513)            ---                  1,992
                           (65,115)            ---                (13,999)
                          --------           -------             --------

                           (65,628)            ---                (12,007)
                          --------           -------             --------

                          $(11,138)          $39,757             $(12,484)
                          ========           =======             ========

                                       55

                        ALLMERICA SELECT SEPARATE ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------------

                                                      SELECT AGRESSIVE GROWTH      SELECT GROWTH     SELECT GROWTH & INCOME
                                                          SUB-ACCOUNT 301        SUB-ACCOUNT 302        SUB-ACCOUNT 303
                                                           FOR THE PERIOD          FOR THE PERIOD        FOR THE PERIOD
                                                       4/28/94* TO 12/31/94    4/28/94* TO 12/31/94   4/19/94* TO 12/31/94
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
   Net investment income (loss) ........................      $ (3,115)             $(2,611)           $   53,049
   Net realized gain (loss) from security transactions..           101                1,654                 2,358
   Net unrealized gain (loss) on investments ...........        10,676               (1,748)              (70,428)
                                                              --------              --------           ----------

Net increase (decrease) in net assets from
 operations .................................................    7,662               (2,705)              (15,021)

FROM CAPITAL TRANSACTIONS:
   Net purchase payments ....................................   23,204               16,647               100,298
   Terminations .............................................   (1,482)              (1,544)               (6,891)
   Annuity benefits .........................................    ---                  ---                  ---
   Other transfers from (to) the General Account of
    State Mutual Life Assurance Company of America (Sponsor).  928,814              768,573             1,697,847
   Net increase in investment by State Mutual
    Life Assurance Company of America(Sponsor)                   ---                  ---                  ---
                                                              --------            ---------            ----------
   Net increase in net assets from capital transactions .....  950,536              783,676             1,791,254
                                                              --------            ---------            ----------

   Net increase in net assets ..............................   958,198              780,971             1,776,233


NET ASSETS:
   Beginning of period ......................................    ---                  ---                  ---
                                                              --------             --------            ----------
   End of period ............................................ $958,198             $780,971            $1,776,233
                                                              ========             ========            ==========


* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                         ALLMERICA SELECT SEPARATE ACCOUNT

-----------------------------------------------------------------------------------------------------------------------------
              SELECT INCOME           MONEY MARKET       SELECT INTERNATIONAL EQUITY
             SUB-ACCOUNT 304        SUB-ACCOUNT 305           SUB-ACCOUNT 306
             FOR THE PERIOD         FOR THE PERIOD             FOR THE PERIOD
          4/19/94* TO 12/31/94    4/06/94* TO 12/31/94      5/27/94* TO 12/31/94
-----------------------------------------------------------------------------------------------------------------------------
                $  54,490             $    39,757                $    (477)
                     (513)                 ---                       1,992
                  (65,115)                 ---                     (13,999)
                ---------             -----------                ---------
                  (11,138)                 39,757                  (12,484)


                  174,228               7,935,472                   18,216
                  (15,373)                (53,224)                     (60)
                   ---                     ---                       ---
                1,756,765              (5,793,871)                 659,181

                   ---                    ---                          100
               ----------               ---------                 --------
                1,915,620               2,088,377                  677,437
               ----------               ---------                 --------
                1,904,482               2,128,134                  664,953


                  ---                     ---                        ---
               ----------              ----------                 --------
               $1,904,482              $2,128,134                 $664,953
               ==========              ==========                 ========


                         ALLMERICA SELECT SEPARATE ACCOUNT

                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1994


NOTE 1 - ORGANIZATION

   Allmerica Select Separate Account (Allmerica Select) is a separate investment account of State Mutual Life Assurance Company of America (the Company). Allmerica Select was established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

   Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers six Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company. The Trust is an open-end, diversified series management investment company registered under the 1940 Act.

   Allmerica Select has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   Investments - Security transactions are recorded on the trade date. Investments in shares of the Trust are stated at the net asset value per share of the respective investment portfolio of the Trust. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust at net asset value.

   Federal Income Taxes -The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated Federal Income Tax return. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

   Annuitant Mortality Fluctuation Reserve - A strengthening reserve required for doing business in the state of New York. The purpose of the reserve is to provide for future mortality experience which is less favorable than that assumed in pricing the annuity. This reserve is funded by the Company.

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3 - INVESTMENTS

   The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1994 were as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                              PORTFOLIO INFORMATION
 SUB-         INVESTMENT           NUMBER OF        AGGREGATE         NET ASSET VALUE
ACCOUNT       PORTFOLIO             SHARES             COST              PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
 301  Select Aggressive Growth      686,557         $ 948,445             $1.397
 302  Select Growth                 711,325           783,494              1.099
 303  Select Growth & Income      1,727,411         1,844,479              1.027
 304  Select Income               2,047,924         1,969,684              0.930
 305  Money Market                2,127,430         2,127,430              1.000
 306  Select International Equity   691,150           679,577              0.963



NOTE 4 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis. Net purchase payments represent gross purchase payments less applicable premium taxes.

   A contract fee is currently deducted on the policy anniversary date and upon full surrender of the policy. The contract fee is $30. For the period ended December 31, 1994, there were no contract fees deducted from accumulated value in the Sub-Accounts.

   Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the Allmerica Select policies. Commissions are paid by the Company to registered representatives of broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale.

                        ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 -  POLICYOWNERS AND SPONSOR TRANSACTIONS

   Transactions from policyowners and sponsor were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                  PERIOD ENDED DECEMBER 31,1994
                                   UNITS               AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sub-Account 301
Issuance of units ...........     959,605            $  952,354
Redemption of units .........      (1,811)               (1,818)
                                  -------            ----------
Net increase ................     957,794            $  950,536
                                  =======            ==========

Sub-Account 302
Issuance of units ...........     758,002           $   785,560
Redemption of units .........      (1,849)               (1,884)
                                ---------            ----------
Net increase ................     756,153           $   783,676
                                =========            ==========

Sub-Account 303
Issuance of units ...........   1,730,638           $ 1,798,192
Redemption of units .........      (6,592)               (6,938)
                              -----------            ----------
Net increase ................   1,724,046           $ 1,791,254
                              ===========           ===========

Sub-Account 304
Issuance of units ...........   1,931,971           $ 1,931,241
Redemption of units .........     (15,684)              (15,621)
                               ----------            ----------
Net increase ................   1,916,287           $ 1,915,620
                               ==========           ===========

Sub-Account  305
Issuance of units ..........    7,881,195           $ 7,940,059
Redemption of units ........   (5,795,862)           (5,851,682)
                              -----------           -----------
Net increase ...............    2,085,333           $ 2,088,377
                              ===========           ===========

Sub-Account 306
Issuance of units ..........      700,918            $  682,730
Redemption of units ........       (5,454)               (5,293)
                              -----------            ----------
Net increase ...............      695,464            $  677,437
                              ===========            ==========


                     ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 6 - DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of the Trust shares by Allmerica Select during the period ended December 31, 1994 were as follows:


 SUB-
ACCOUNT   INVESTMENT PORTFOLIO            PURCHASES       SALES
-------   --------------------            ---------       -----
 301  Select Aggressive Growth ......    $1,030,466   $   82,123
 302  Select Growth .................       877,243       95,403
 303  Select Growth & Income ........     1,937,568       95,447
 304  Select Income .................     2,150,321      180,123
 305  Money Market ..................     6,816,921    4,689,492
 306  Select International Equity           742,207       64,622
                                        -----------   ----------
      Totals.........................   $13,554,726   $5,207,210
                                        ===========   ==========


REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of State Mutual Life
Assurance Company of America and Policyowners of Allmerica Select Separate Account of State Mutual Life Assurance Company of America

   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Select Aggressive Growth, Select Growth, Select Growth & Income, Select Income, Money Market and Select International Equity Sub-Accounts (constituting the Allmerica Select Separate Account of State Mutual Life Assurance Company of America) at December 31, 1994, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of State Mutual Life Assurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts

February 13, 1995

                           PART C.  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS INCLUDED IN PART A
     None


     FINANCIAL STATEMENTS INCLUDED IN PART B
     Financial Statements for the Company
     Financial Statements for Allmerica Select Separate Account


     FINANCIAL STATEMENTS INCLUDED IN PART C
     None

(B) EXHIBITS

Exhibit 1 -    Vote of Board of Directors Authorizing Establishment of
               Registrant dated August 20, 1991 was previously filed on May 11,
               1992, in Registration Statement No. 33-47858, and is incorporated herein by reference.

Exhibit 2 -    Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
               may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

Exhibit 3 -    Underwriting and Administrative Services Agreement was previously filed on November 1, 1993 and is herein incorporated by reference. Broker's Agreement was previously filed on August 14, 1992 in Registration Statement No. 33-47216 and is incorporated herein by reference.

Exhibit 4 -    Specimen Generic Policy Form A3020-94 GRC was previously filed on
               November 1, 1993, and is incorporated herein by reference.

Exhibit 5 -    Specimen Generic Application Form was previously filed on
               November 1, 1993, and is herein incorporated by reference.


Exhibit 6 -    The Depositor's restated Articles of Incorporation and Bylaws.


Exhibit 7 -    Not Applicable.


Exhibit 8 -    AUV Calculation Services Agreement with The Shareholder Services
               Group dated March 31, 1995 was previously filed on May 1, 1995 and is herein incorporated by reference.


Exhibit 9 -    Consent and Opinion of Counsel.

Exhibit 10 -   Consent of Independent Accountants.

Exhibit 11 -   None.

Exhibit 12 -   None.

Exhibit 13 -   Not applicable.

Exhibit 14 -   Not Applicable.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


     NAME AND POSITION                  PRINCIPAL OCCUPATION
     -----------------                  --------------------
Michael P. Angelini, Esq., Director     Bowditch & Dewey
                                        311 Main Street
                                        Worcester, MA  01608

David A. Barrett, Director              Consultant

                                        MCCM, Inc. and The Medical Center of
                                        Central Massachusetts
                                        11 Shattuck Street
                                        Worcester, MA  01605

Gail L. Harrison, Director              Senior Vice President
                                        The Wexler Group
                                        Suite 600, 1317 F Street, N.W.
                                        Washington, DC  20004

J. Terrence Murray, Director            Chairman, President and Chief Executive
                                        Officer
                                        Fleet/Norstar Financial Group, Inc.
                                        50 Kennedy Plaza
                                        Providence, RI  02903

Guy W. Nichols, Director                Woods Hole Oceanographic
                                        Institution
                                        25 Research Drive
                                        Westborough, MA  01582


John F. O'Brien, Director               President and Chief Executive
                                        Officer First Allmerica Financial Life
                                        Insurance Company
                                        440 Lincoln Street
                                        Worcester, MA  01653


Dr. John L. Sprague, Director           President
                                        John L. Sprague Associates
                                        One Cranberry Hill
                                        Lexington, MA  02173

Robert G. Stachler, Esq., Director      Taft, Stettinius & Hollister
                                        1800 Star Bank Center
                                        425 Walnut Street
                                        Cincinnati, OH  45202

Herbert M. Varnum, Director             Chairman and Chief Executive
                                        Officer Quabaug Corporation
                                        17 School Street
                                        North Brookfield, MA  01535

Richard Manning Wall, Esq., Director    General Counsel and Asst. to the
                                        Chairman Flexcon Company, Inc.
                                        Flexcon Industrial Park
                                        Spencer, MA  01562


The principal business address of all the following Directors and Officers is:
440 Lincoln Street
Worcester, Massachusetts 01653


          NAME                                   PRINCIPAL OCCUPATION
          ----                                   --------------------
Barry Z. Aframe                    Vice President and Counsel

Bruce C. Anderson                  Vice President and Assistant Secretary

Richard J. Baker                   Vice President and Secretary

Whitworth F. Bird, Jr., M.D.       Vice President and Medical Director

William P. Bishop                  Vice President

Lawrence E. Blanchard              Vice President

Alan R. Boyer                      Vice President

Mark R. Colborn                    Vice President and Controller

Lisa M. Coleman                    Vice President

Deborah A. Culhane                 Vice President

Dix F. Davis                       Vice President

Valentina T. Dingle                Vice President

Denzil C. Drewry                   Vice President

Leonard D. Driscoll                Vice President

Bruce A. Emond                     Vice President

Edward W. Ford                     Vice President

Bruce H. Freedman                  Vice President


Thomas E. Hardy                    Vice President


William Hayward                    Vice President

Brian L. Hirst                     Vice President and Actuary

Kruno Huitzingh                    Vice President and Chief Information Officer

Richard E. Johnson                 Vice President

John P. Kavanaugh                  Vice President

John F. Kelly                      Senior Vice President, General Counsel and
                                    Assistant Secretary

Kathleen M. Klein                  Vice President

Richard H. Kremer                  Vice President

Jeffrey P. Lagarce                 Vice President

Walter M. Laliberte                Vice President

Frank A. LoPiccolo                 Vice President

Joseph W. MacDougall, Jr.          Vice President, Associate General Counsel and
                                   Assistant Secretary


William H. Mawdsley                Vice President and Actuary

Roderick A. McGarry, II            Vice President


John W. Nunley                     Vice President


John F. O'Brien                    Director, President and Chief Executive
                                   Officer

Stephen Parker                     Vice President

Edward J. Parry, III               Vice President and Treasurer

Jean S. Peters                     Vice President

Richard M. Reilly                  Vice President

Rachelle Reisberg                  Vice President

Larry C. Renfro                    Vice President

Winifred "Una" Rice                Vice President

Stephen P. Rutman                  Vice President

Henry P. St. Cyr                   Vice President and Assistant Treasurer

Eric A. Simonsen                   Vice President and Chief Financial Officer

Mark T. Smith                      Vice President

Philip E. Soule                    Vice President

Ann K. Tripp                       Vice President

James S. Wakefield                 Vice President

Jerome F. Weihs                    Vice President

Diane E. Wood                      Vice President



Item 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT. Registrant is a separeate account of First Allmerica Financial Life Insurance Company (formerly State Mutual Life Insurance Company of America; the "Company"). The following enttites are under common control with the Company:



               NAME                     ADDRESS             TYPE OF BUSINESS
               ----                     -------             ----------------
AAM Equity Fund                      440 Lincoln Street   Massachusetts Grantor
                                     Worcester MA 01653   Trust

Allmerica Asset Management, Inc.     440 Lincoln Street   Investment advisory
                                     Worcester MA 01653   services

Allmerica Employees Insurance        440 Lincoln Street   Insurance Agency
  Agency, Inc.                       Worcester MA 01653


Allmerica Financial Life             440 Lincoln Street   Life insurance,
Insurance and Annuity                Worcester MA 01653   accident & health
Company (formerlySMA Life                                 insurance, annuities,
Assurance Company)                                        variable annuities
                                                           and variable life
                                                           insurance


Allmerica Financial Services         440 Lincoln Street   Insurance Agency
  Insurance Agency, Inc.             Worcester, MA 01653


Allmerica Institutional              440 Lincoln Street   Accounting, marketing
  Services, Inc.                     Worcester MA 01653   and shareholder
                                                          services for
                                                          investment companies

Allmerica Funds                      440 Lincoln Street   Investment Company
                                     Worcester MA 01653

Allmerica Investment Services, Inc.  440 Lincoln Street   Holding Company
 (formerly Allmerica Financial       Worcester, MA 01653
 Services, Inc.)

Allmerica Investment Management      440 Lincoln Street   Investment Advisory
 Company, Inc.                       Worcester MA 01653   Services

Allmerica Investments, Inc.          440 Lincoln Street   Securities, retail
                                     Worcester MA 01653   broker-dealer

Allmerica Investment Trust           440 Lincoln Street   Investment Company
  (formerly SMA Investment Trust)    Worcester MA 01653

Allmerica Property and Casualty      440 Lincoln Street   Holding Company
  Companies, Inc.                    Worcester MA 01653

Allmerica Realty Advisors, Inc.      440 Lincoln Street   Investment Advisory
                                     Worcester MA 01653    services

Allmerica Securities Trust           440 Lincoln Street   Investment Company
                                     Worcester MA 01653

Allmerica Services, Inc.             440 Lincoln Street   Service Company
                                     Worcester MA 01653

Allmerica Trust Company, N.A.        440 Lincoln Street   Limited purpose
                                     Worcester MA 01653    national trust
                                                           company

AMGRO, Inc.                          472 Lincoln Street   Premium financing
                                     Worcester MA 01653

APC Funding Corp.                    440 Lincoln Street   Special purpose
                                     Worcester MA 01653    funding vehicle for
                                                           commercial paper

Beltsville Drive Limited             440 Lincoln Street   Real estate
 Partnership                         Worcester MA 01653    partnership

Citizens Corporation                 440 Lincoln Street   Holding Company
                                     Worcester MA 01653

Citizens Insurance Company           645 West Grand River Multi-line fire &
 of America                          Howell MI 48843       casualty insurance

Citizens Insurance Company of Ohio   645 West Grand River Multi-line fire &
                                     Howell MI 48843       casualty insurance

Citizens Management, Inc.            645 West Grand River Services management
                                     Howell MI 48843       company

Greendale Special Placements Fund    440 Lincoln Street   Massachusetts Grantor
                                     Worcester MA 01653    Trust

The Hanover American Insurance       100 North Parkway    Multi-line fire &
 Company                             Worcester MA 01653   casualty insurance

The Hanover Insurance Company        100 North Parkway    Multi-line fire &
                                     Worcester MA 01605   casualty insurance

Hanover Texas Insurance              801 East Campbell    Incorporated Branch
  Management Company, Inc.           Road                 Office of The Hanover
                                     Richardson TX 75081  Insurance Company

Hanover Lloyd's Insurance Company    801 East Campbell    Multi-line fire &
                                     Road                 casualty insurance
                                     Richardson TX 75081

Hollywood Center, Inc.               440 Lincoln Street   General business
                                     Worcester MA 01653   corporation

Linder Skokie Real Estate            440 Lincoln Street   General business
  Corporation                        Worcester MA 01653   corporation

Lloyds Credit Corporation            440 Lincoln Street   Premium financing
                                     Worcester MA 01653   service franchises

Logan Wells Water Company, Inc.      603 Heron Drive      Water Company,
                                     Bridgeport NJ        serving land
                                     08014                development
                                                          investment

Massachusetts Bay Insurance          100 North Parkway    Multi-line fire &
  Company                            Worcester MA 01653   casualty

SMA Financial Corp.                  440 Lincoln Street   Holding Company
                                                          Worcester MA 01653


Somerset Square, Inc.                440 Lincoln Street   General business
                                     Worcester MA 01653   corporation


Sterling Risk Management             100 North Parkway    Risk management
Services, Inc.                       Worcester MA 01605   services


Item 27.  NUMBER OF CONTRACT OWNERS.

     As of December 31, 1994, there were 75 Contract holders of qualified Contracts and 109 Contract holders of non-qualified contracts.

Item 28.  INDEMNIFICATION.

To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

1. for any breach of the director's duty of loyalty to the Company or its policyholders;

2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

3. for liability, if any, imposed on directors of insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B Section 62;


4. for any transactions from which the director derived an improper personal benefit.


Item 29.  PRINCIPAL UNDERWRITERS.

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

     - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C,

          VA-G, VA-H, VA-K, VA-P and Allmerica Select Separate Account of Allmerica Fiancial Life Insruance and Annuity Company (formerly SMA Life Assurance Company)
     - VEL II Account, Inheiritage Account, Separate Account I and Separate Account VA-K of the Company
     -    Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


     NAME                          POSITION OR OFFICE WITH UNDERWRITER
     ----                          -----------------------------------
Abigail M. Armstrong                    Secretary and Counsel

Philip J. Coffey                        Vice President

Bob A. Freelove                         Vice President

John F. Kelly                           Director

Eric S. Levy                            Assistant Vice President and Chief
                                        Financial Officer

John F. O'Brien                         Director

Stephen Parker                          President and CEO

Edward J. Parry, III                    Treasurer

Richard M. Reilly                       Director

Eric A. Simonsen                        Director

Ronald K. Smith                         Vice President

Mark Steinberg                          Senior Vice President

Robert T. Stemple                       Vice President and Controller



Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by the Shareholder Services Group, Inc., 290 Donald Lynch Boulevard, Marlborough, Massachusetts.

Item 31.  MANAGEMENT SERVICES.

Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  UNDERTAKINGS.

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

(c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to

Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

Registrant, a separate account of the Company states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  EXHIBIT TABLE

Exhibit 6 -     Company's restated Articles of Incorporation and Bylaws

Exhibit 9 -    Consent and Opinion of Counsel

Exhibit 10-    Consent of Independent Accountants

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused the Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Worcester and Commonwealth of Massachusetts on the 10th day of October, 1995. Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement.

                         STATE MUTUAL LIFE ASSURANCE COMPANY OF AMERICA
                                   ALLMERICA SELECT ACCOUNT


                                Attest: /s/   Richard J. Baker
                                        -----------------------------
                                        Richard J. Baker
                                        Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                         DATE

/s/    John F. O'Brien        Director, President and       October 10, 1995
----------------------        Chief Executive Officer
John F. O'Brien

/s/    Eric A. Simonsen       Vice President and
-----------------------       Chief Financial Officer
Eric A. Simonsen

/s/    Mark R. Colborn        Vice President and
----------------------        Controller
Mark R. Colborn

Michael P. Angelini, Esq.
Mr. David A. Barrett
Ms. Gail L. Harrison
Mr. J. Terrence Murray
Mr. Guy W. Nichols            A majority of the Directors
Dr. John L. Sprague
Robert G. Stachler, Esq.
Mr. Herbert M. Varnum
Richard Manning Wall, Esq.

Richard J,. Baker, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of State Mutual Life Assurance Company of America pursuant to the Powers of Attorney duly executed by such persons.

/s/    Richard J. Baker
-----------------------
Richard J. Baker
Attorney-In-Fact